UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

Investor Class (TWEIX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.93%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076100

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

I Class (ACIIX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.73%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076209

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

Y Class (AEIYX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$30	0.58%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F810

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

A Class (TWEAX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.18%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076407

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

C Class (AEYIX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.93%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076746

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

R Class (AEURX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.43%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076670

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

R5 Class (AEIUX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.73%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F703

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

R6 Class (AEUDX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$30	0.58%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076373

SEMIANNUAL SHAREHOLDER REPORT

Equity Income Fund

G Class (AEIMX)	September 30, 2024

This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$7,804,237,607
Management Fees (dollars paid during the reporting period)	$31,412,063
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F687

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

Investor Class (ALVIX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.84%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076795

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

I Class (ALVSX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.64%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076779

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

A Class (ALPAX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.09%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076787

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

C Class (ALPCX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.84%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076738

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R Class (ALVRX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.34%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076662

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R5 Class (ALVGX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.64%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F786

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R6 Class (ALVDX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.49%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076365

SEMIANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

G Class (ACFLX)	September 30, 2024

This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$3,405,285,025
Management Fees (dollars paid during the reporting period)	$2,582,569
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	46

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F596

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

Investor Class (ACMVX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.97%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076654

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

I Class (AVUAX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.77%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076647

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

Y Class (AMVYX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.62%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F760

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

A Class (ACLAX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$63	1.22%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076639

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

C Class (ACCLX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	1.97%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076514

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R Class (AMVRX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$76	1.47%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076613

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R5 Class (AMVGX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.77%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F778

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R6 Class (AMDVX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.62%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076357

SEMIANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

G Class (ACIPX)	September 30, 2024

This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$8,658,979,700
Management Fees (dollars paid during the reporting period)	$26,858,283
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F588

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

Investor Class (AMAEX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.09%

Fund Statistics
Net Assets	$10,281,890
Management Fees (dollars paid during the reporting period)	$44,159
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F679

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

I Class (AMAFX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.89%

Fund Statistics
Net Assets	$10,281,890
Management Fees (dollars paid during the reporting period)	$44,159
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F661

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

A Class (AMAHX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.34%

Fund Statistics
Net Assets	$10,281,890
Management Fees (dollars paid during the reporting period)	$44,159
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F653

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

R Class (AMAJX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$82	1.59%

Fund Statistics
Net Assets	$10,281,890
Management Fees (dollars paid during the reporting period)	$44,159
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F646

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

R6 Class (AMAKX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.74%

Fund Statistics
Net Assets	$10,281,890
Management Fees (dollars paid during the reporting period)	$44,159
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F638

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

G Class (AMALX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$10,281,890
Management Fees (dollars paid during the reporting period)	$44,159
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F620

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

Investor Class (ASVIX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.08%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076852

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

I Class (ACVIX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.88%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076845

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

Y Class (ASVYX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.73%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F745

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

A Class (ACSCX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$67	1.33%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076837

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

C Class (ASVNX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$105	2.08%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076530

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R Class (ASVRX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$80	1.58%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076522

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R5 Class (ASVGX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$45	0.88%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F752

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R6 Class (ASVDX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.73%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076324

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

G Class (ASVHX)	September 30, 2024

This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$5,669,401,924
Management Fees (dollars paid during the reporting period)	$21,661,828
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F695

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

Investor Class (TWVLX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.97%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076506

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

I Class (AVLIX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.77%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076605

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

Y Class (AVUYX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.62%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F729

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

A Class (TWADX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$63	1.22%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076803

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

C Class (ACLCX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$101	1.97%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076761

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

R Class (AVURX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.47%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076621

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

R5 Class (AVUGX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.77%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F737

SEMIANNUAL SHAREHOLDER REPORT

Value Fund

R6 Class (AVUDX)	September 30, 2024

This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.62%

Fund Statistics
Net Assets	$2,245,200,654
Management Fees (dollars paid during the reporting period)	$9,661,308
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076316

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

September 30, 2024

Equity Income Fund
Investor Class (TWEIX)
I Class (ACIIX)
Y Class (AEIYX)
A Class (TWEAX)
C Class (AEYIX)
R Class (AEURX)
R5 Class (AEIUX)
R6 Class (AEUDX)
G Class (AEIMX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 79.6%
Aerospace and Defense — 1.5%
RTX Corp.	952,190	$115,367,341
Air Freight and Logistics — 1.7%
United Parcel Service, Inc., Class B	984,664	134,249,090
Automobile Components — 0.3%
Gentex Corp.	656,067	19,478,629
Banks — 4.1%
Capitol Federal Financial, Inc.	2,547,703	14,878,585
Commerce Bancshares, Inc.	639,759	38,001,685
JPMorgan Chase & Co.	708,082	149,306,170
PNC Financial Services Group, Inc.	307,902	56,915,685
Truist Financial Corp.	675,553	28,893,402
U.S. Bancorp	778,581	35,604,509
		323,600,036
Beverages — 1.3%
PepsiCo, Inc.	449,249	76,394,792
Pernod Ricard SA	168,316	25,464,922
		101,859,714
Building Products — 0.2%
Assa Abloy AB, Class B(1)	566,897	19,098,707
Capital Markets — 4.9%
AllianceBernstein Holding LP	1,463,720	51,069,191
Bank of New York Mellon Corp.	755,113	54,262,420
BlackRock, Inc.	86,988	82,595,976
Charles Schwab Corp.	1,055,131	68,383,040
Northern Trust Corp.	455,094	40,972,113
T. Rowe Price Group, Inc.	793,441	86,429,528
		383,712,268
Chemicals — 1.8%
Akzo Nobel NV	466,379	32,945,535
Linde PLC	231,242	110,270,060
		143,215,595
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	248,590	49,926,816
Communications Equipment — 1.6%
Cisco Systems, Inc.	2,400,039	127,730,076
Construction Materials — 1.2%
CRH PLC	1,000,761	92,810,575
Consumer Staples Distribution & Retail — 1.4%
Koninklijke Ahold Delhaize NV	1,328,765	45,933,439
Walmart, Inc.	808,928	65,320,936
		111,254,375
Containers and Packaging — 1.8%
Amcor PLC	3,703,749	41,963,476
Packaging Corp. of America	451,863	97,331,290
		139,294,766
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	3,323,732	149,268,804
2

	Shares/Principal Amount	Value
Electric Utilities — 2.1%
Duke Energy Corp.	866,783	$99,940,080
Eversource Energy	966,001	65,736,368
		165,676,448
Electrical Equipment — 0.5%
Legrand SA	331,722	38,216,291
Electronic Equipment, Instruments and Components — 1.1%
Corning, Inc.	421,937	19,050,456
TE Connectivity PLC	452,156	68,271,034
		87,321,490
Energy Equipment and Services — 0.5%
Baker Hughes Co.	1,166,295	42,161,564
Food Products — 3.8%
General Mills, Inc.	1,152,738	85,129,701
Hershey Co.	420,668	80,675,709
Mondelez International, Inc., Class A	1,755,489	129,326,875
		295,132,285
Gas Utilities — 4.5%
Atmos Energy Corp.	844,156	117,092,879
ONE Gas, Inc.	1,767,054	131,504,159
Spire, Inc.	1,497,871	100,791,739
		349,388,777
Ground Transportation — 2.5%
Norfolk Southern Corp.	791,009	196,565,737
Health Care Equipment and Supplies — 6.9%
Becton Dickinson & Co.	767,198	184,971,438
Medtronic PLC	3,386,189	304,858,596
Zimmer Biomet Holdings, Inc.	483,317	52,174,070
		542,004,104
Health Care Providers and Services — 3.2%
Quest Diagnostics, Inc.	476,439	73,967,155
UnitedHealth Group, Inc.	298,610	174,591,295
		248,558,450
Household Products — 3.1%
Colgate-Palmolive Co.	412,239	42,794,530
Kimberly-Clark Corp.	954,545	135,812,663
Reckitt Benckiser Group PLC	982,868	60,135,988
		238,743,181
Insurance — 3.6%
Aflac, Inc.	283,197	31,661,425
Allstate Corp.	505,358	95,841,145
Marsh & McLennan Cos., Inc.	466,414	104,052,299
Reinsurance Group of America, Inc.	211,308	46,037,674
		277,592,543
Machinery — 0.7%
Dover Corp.	286,647	54,961,696
Media — 0.6%
Omnicom Group, Inc.	414,000	42,803,460
Oil, Gas and Consumable Fuels — 6.2%
Chevron Corp.	386,423	56,908,515
Enterprise Products Partners LP	7,123,755	207,372,508
Exxon Mobil Corp.	1,481,725	173,687,804
TotalEnergies SE(1)	682,990	44,350,146
		482,318,973
3

	Shares/Principal Amount	Value
Personal Care Products — 3.5%
Kenvue, Inc.	5,954,192	$137,720,461
Unilever PLC	2,093,919	135,913,200
		273,633,661
Pharmaceuticals — 7.5%
Johnson & Johnson	2,552,826	413,710,982
Roche Holding AG	363,816	116,427,360
Sanofi SA, ADR	932,810	53,757,840
		583,896,182
Professional Services — 0.8%
Automatic Data Processing, Inc.	226,414	62,655,546
Semiconductors and Semiconductor Equipment — 1.3%
Analog Devices, Inc.	452,752	104,209,928
Specialized REITs — 1.6%
American Tower Corp.	367,370	85,435,567
Public Storage	98,298	35,767,693
		121,203,260
Trading Companies and Distributors — 1.3%
Bunzl PLC	1,041,210	49,310,659
MSC Industrial Direct Co., Inc., Class A	559,399	48,141,878
		97,452,537
TOTAL COMMON STOCKS (Cost $4,439,155,200)		6,215,362,905
PREFERRED STOCKS — 8.8%
Banks — 5.0%
Bank of America Corp., 6.30%(1)	57,564,000	58,864,659
Citigroup, Inc., 4.70%	32,848,000	32,714,460
JPMorgan Chase & Co., 4.60%	76,743,000	76,269,147
M&T Bank Corp., 5.125%(1)	55,650,000	55,150,252
Truist Financial Corp., 5.10%	43,088,000	42,539,597
Truist Financial Corp., 4.95%(1)	128,313,000	127,429,911
		392,968,026
Capital Markets — 3.8%
Bank of New York Mellon Corp., 4.70%	76,923,000	76,515,519
Charles Schwab Corp., 4.00%	57,379,000	55,109,018
Charles Schwab Corp., 5.375%	119,824,000	119,922,687
Goldman Sachs Group, Inc., 4.95%	21,965,000	21,844,586
Goldman Sachs Group, Inc., 7.38%	19,050,000	19,140,354
		292,532,164
TOTAL PREFERRED STOCKS (Cost $675,220,359)		685,500,190
CONVERTIBLE BONDS — 5.5%
Electric Utilities — 0.4%
Duke Energy Corp., 4.125%, 4/15/26	$26,460,000	28,140,210
Health Care Equipment and Supplies — 0.7%
Envista Holdings Corp., 1.75%, 8/15/28	60,698,000	55,121,371
Hotels, Restaurants and Leisure — 1.0%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	83,685,000	77,073,885
Multi-Utilities — 0.4%
WEC Energy Group, Inc., 4.375%, 6/1/27(2)	27,142,000	29,664,896
Passenger Airlines — 0.6%
Southwest Airlines Co., 1.25%, 5/1/25	45,256,000	45,761,882
4

	Shares/Principal Amount	Value
Semiconductors and Semiconductor Equipment — 2.4%
Microchip Technology, Inc., 0.125%, 11/15/24	$17,257,000	$17,265,629
Microchip Technology, Inc., 0.75%, 6/1/27(2)	138,166,000	137,509,711
ON Semiconductor Corp., 0.50%, 3/1/29	34,830,000	35,343,742
		190,119,082
TOTAL CONVERTIBLE BONDS (Cost $435,657,692)		425,881,326
EQUITY-LINKED NOTES — 2.4%
Air Freight and Logistics — 0.2%
UBS AG, (convertible into Fedex Corp.), 9.15%, 3/25/25(2)	51,981	15,060,229
Automobile Components — 0.2%
Wells Fargo Bank NA, (convertible into Aptiv PLC), 13.04%, 3/12/25(2)	224,565	14,804,581
Consumer Staples Distribution & Retail — 0.2%
JPMorgan Chase Bank NA, (convertible into Target Corp.), 8.21%, 11/26/24(2)	96,585	13,688,614
Electrical Equipment — 0.5%
JPMorgan Chase Bank NA, (convertible into Emerson Electric Co.), 8.04%, 3/25/25(2)	154,470	15,115,084
JPMorgan Chase Bank NA, (convertible into Rockwell Automation, Inc.), 10.46%, 1/22/25(2)	58,451	15,850,171
Wells Fargo Bank NA, (convertible into nVent Electric PLC), 13.82%, 2/10/25(2)	239,170	13,510,551
		44,475,806
Electronic Equipment, Instruments and Components — 0.2%
Goldman Sachs International, (convertible into Corning, Inc.), 7.90%, 1/31/25(2)	342,829	15,054,675
Entertainment — 0.2%
Merrill Lynch BV, (convertible into Walt Disney Co.), 7.75%, 3/3/25(2)	171,090	14,094,813
Interactive Media and Services — 0.2%
UBS AG, (convertible into Alphabet, Inc., Class A), 10.60%, 3/10/25(2)	98,367	15,719,342
Machinery — 0.2%
JPMorgan Chase Bank NA, (convertible into Deere & Co.), 9.02%, 10/29/24(2)	37,913	14,192,528
Semiconductors and Semiconductor Equipment — 0.5%
Goldman Sachs International, (convertible into Qualcomm, Inc.), 16.70%, 2/6/25(2)	85,356	15,627,870
JPMorgan Chase Bank NA, (convertible into Teradyne, Inc.), 14.94%, 1/22/25(2)	107,126	13,840,459
Merrill Lynch BV, (convertible into Applied Materials, Inc.), 17.10%, 3/3/25(2)	76,450	15,114,499
		44,582,828
TOTAL EQUITY-LINKED NOTES (Cost $189,963,302)		191,673,416
CONVERTIBLE PREFERRED STOCKS — 1.0%
Banks — 0.4%
Bank of America Corp., 7.25%	22,961	29,286,985
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25(1)	1,099,209	52,042,050
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $83,151,554)		81,329,035
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Value ETF (Cost $66,213,311)	351,987	66,807,133
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	378,254	378,254
State Street Navigator Securities Lending Government Money Market Portfolio(3)	90,940,398	90,940,398
		91,318,652
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $7,394,911), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $7,257,817)		7,256,845
5

	Shares/Principal Amount	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $88,419,810), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $86,697,654)		$86,686,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.50% - 4.50%, 11/30/24 - 6/15/25, valued at $29,623,760), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $29,042,888)		29,039,000
		122,981,845
TOTAL SHORT-TERM INVESTMENTS (Cost $214,300,497)		214,300,497
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $6,103,661,915)		7,880,854,502
OTHER ASSETS AND LIABILITIES — (1.0)%		(76,616,895)
TOTAL NET ASSETS — 100.0%		$7,804,237,607

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	49,744,370	CHF	41,911,124	Morgan Stanley	12/20/24	$(208,524)
USD	49,762,680	CHF	41,911,124	UBS AG	12/20/24	(190,214)
USD	80,136,302	EUR	71,763,028	Citibank N.A.	12/20/24	(2,831)
USD	80,078,928	EUR	71,763,028	Goldman Sachs & Co.	12/20/24	(60,205)
USD	80,130,238	EUR	71,763,028	JPMorgan Chase Bank N.A.	12/20/24	(8,895)
USD	80,063,858	EUR	71,763,028	UBS AG	12/20/24	(75,276)
USD	46,745,074	GBP	35,080,731	Bank of America N.A.	12/20/24	(147,758)
USD	46,759,106	GBP	35,080,731	Goldman Sachs & Co.	12/20/24	(133,725)
SEK	5,563,237	USD	548,524	Citibank N.A.	12/20/24	1,405
USD	16,640,526	SEK	169,444,656	Citibank N.A.	12/20/24	(109,152)
						$(935,175)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $102,600,820. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $358,848,023, which represented 4.6% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $105,425,916, which includes securities collateral of $14,485,518.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,012,721,517) — including $102,600,820 of securities on loan	$7,789,914,104
Investment made with cash collateral received for securities on loan, at value (cost of $90,940,398)	90,940,398
Total investment securities, at value (cost of $6,103,661,915)	7,880,854,502
Receivable for capital shares sold	1,524,323
Unrealized appreciation on forward foreign currency exchange contracts	1,405
Dividends and interest receivable	28,732,411
Securities lending receivable	17,817
7,911,130,458

Liabilities
Foreign currency overdraft payable, at value (cost of $4)	4
Payable for collateral received for securities on loan	90,940,398
Payable for investments purchased	1,075,097
Payable for capital shares redeemed	8,510,951
Unrealized depreciation on forward foreign currency exchange contracts	936,580
Accrued management fees	5,168,724
Distribution and service fees payable	261,097
106,892,851

Net Assets	$7,804,237,607

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,543,522,829
Distributable earnings (loss)	2,260,714,778
$7,804,237,607

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,147,231,224	333,581,006	$9.43
I Class, $0.01 Par Value	$2,595,088,572	274,621,174	$9.45
Y Class, $0.01 Par Value	$820,179,536	86,660,408	$9.46
A Class, $0.01 Par Value	$686,309,804	72,756,005	$9.43
C Class, $0.01 Par Value	$129,872,668	13,767,968	$9.43
R Class, $0.01 Par Value	$34,180,915	3,642,296	$9.38
R5 Class, $0.01 Par Value	$1,483,983	157,248	$9.44
R6 Class, $0.01 Par Value	$389,883,288	41,209,279	$9.46
G Class, $0.01 Par Value	$7,617	804	$9.47
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.01 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,062,993)	$92,943,837
Interest	31,071,797
Securities lending, net	213,788
124,229,422

Expenses:
Management fees	31,412,084
Distribution and service fees:
A Class	838,610
C Class	684,291
R Class	82,291
Directors' fees and expenses	119,557
Other expenses	60,109
33,196,942
Fees waived - G Class	(21)
33,196,921

Net investment income (loss)	91,032,501

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	372,513,452
Forward foreign currency exchange contract transactions	(13,983,281)
Written options contract transactions	99,405
Foreign currency translation transactions	(37,633)
358,591,943

Change in net unrealized appreciation (depreciation) on:
Investments	152,431,828
Forward foreign currency exchange contracts	(3,536,900)
Translation of assets and liabilities in foreign currencies	632,566
149,527,494

Net realized and unrealized gain (loss)	508,119,437

Net Increase (Decrease) in Net Assets Resulting from Operations	$599,151,938

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$91,032,501	$230,032,624
Net realized gain (loss)	358,591,943	558,058,984
Change in net unrealized appreciation (depreciation)	149,527,494	(49,316,813)
Net increase (decrease) in net assets resulting from operations	599,151,938	738,774,795

Distributions to Shareholders
From earnings:
Investor Class	(41,504,852)	(250,699,152)
I Class	(37,642,029)	(247,879,833)
Y Class	(11,363,608)	(55,557,299)
A Class	(8,283,329)	(51,738,587)
C Class	(1,154,257)	(11,107,411)
R Class	(364,607)	(2,438,735)
R5 Class	(709,427)	(5,500,025)
R6 Class	(6,275,240)	(47,469,659)
G Class	(130)	(559)
Decrease in net assets from distributions	(107,297,479)	(672,391,260)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(928,626,329)	(1,833,210,330)

Net increase (decrease) in net assets	(436,771,870)	(1,766,826,795)

Net Assets
Beginning of period	8,241,009,477	10,007,836,272
End of period	$7,804,237,607	$8,241,009,477

See Notes to Financial Statements.
9

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment
10

securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to make income payments or to deliver common stock at maturity.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

11

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$46,074,049	—	—	—	$46,074,049
Convertible Preferred Stocks	37,524,737	—	—	—	37,524,737
Preferred Stocks	7,341,612	—	—	—	7,341,612
Total Borrowings	$90,940,398	—	—	—	$90,940,398
Gross amount of recognized liabilities for securities lending transactions					$90,940,398
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	0.93%
I Class	0.60% to 0.80%	0.73%
Y Class	0.45% to 0.65%	0.58%
A Class	0.80% to 1.00%	0.93%
C Class	0.80% to 1.00%	0.93%
R Class	0.80% to 1.00%	0.93%
R5 Class	0.60% to 0.80%	0.73%
R6 Class	0.45% to 0.65%	0.58%
G Class	0.45% to 0.65%	0.00%(1)
(1)Effective annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

12

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $1,183,437,847 and $2,084,030,395, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,900,000,000		3,900,000,000
Sold	8,434,686	$74,604,536	18,955,729	$163,909,659
Issued in reinvestment of distributions	4,514,368	40,208,802	28,700,446	243,373,527
Redeemed	(37,203,180)	(330,663,893)	(104,795,858)	(906,031,633)
	(24,254,126)	(215,850,555)	(57,139,683)	(498,748,447)
I Class/Shares Authorized	4,500,000,000		4,500,000,000
Sold	14,001,031	125,594,018	47,889,769	415,705,414
Issued in reinvestment of distributions	4,013,592	35,793,258	27,710,528	235,475,850
Redeemed	(68,069,930)	(604,750,087)	(237,115,092)	(2,062,569,467)
	(50,055,307)	(443,362,811)	(161,514,795)	(1,411,388,203)
Y Class/Shares Authorized	750,000,000		750,000,000
Sold	13,861,236	124,542,267	66,159,767	583,026,132
Issued in reinvestment of distributions	1,255,142	11,244,442	6,449,853	54,867,272
Redeemed	(10,588,145)	(94,112,609)	(16,341,446)	(141,589,646)
	4,528,233	41,674,100	56,268,174	496,303,758
A Class/Shares Authorized	900,000,000		900,000,000
Sold	4,146,700	36,686,137	8,314,264	71,825,649
Issued in reinvestment of distributions	882,985	7,851,220	5,747,696	48,703,043
Redeemed	(10,696,092)	(94,553,385)	(20,964,591)	(181,286,352)
	(5,666,407)	(50,016,028)	(6,902,631)	(60,757,660)
C Class/Shares Authorized	250,000,000		250,000,000
Sold	400,354	3,539,239	1,022,634	8,898,988
Issued in reinvestment of distributions	126,329	1,116,567	1,266,293	10,710,156
Redeemed	(4,206,099)	(37,204,707)	(8,184,016)	(70,832,254)
	(3,679,416)	(32,548,901)	(5,895,089)	(51,223,110)
R Class/Shares Authorized	55,000,000		55,000,000
Sold	188,832	1,670,326	555,739	4,817,247
Issued in reinvestment of distributions	41,255	364,599	289,178	2,438,681
Redeemed	(361,663)	(3,223,516)	(1,719,914)	(14,719,829)
	(131,576)	(1,188,591)	(874,997)	(7,463,901)
R5 Class/Shares Authorized	80,000,000		80,000,000
Sold	412,556	3,597,035	1,302,660	11,333,404
Issued in reinvestment of distributions	81,943	709,427	648,556	5,500,025
Redeemed	(9,011,164)	(80,604,779)	(619,933)	(5,364,883)
	(8,516,665)	(76,298,317)	1,331,283	11,468,546
R6 Class/Shares Authorized	800,000,000		800,000,000
Sold	2,520,017	22,511,101	7,712,976	66,933,588
Issued in reinvestment of distributions	703,224	6,271,548	5,579,544	47,469,659
Redeemed	(20,401,221)	(179,818,005)	(48,647,767)	(425,805,119)
	(17,177,980)	(151,035,356)	(35,355,247)	(311,401,872)
G Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	14	130	66	559
Net increase (decrease)	(104,953,230)	$(928,626,329)	(210,082,919)	$(1,833,210,330)

13

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$76,394,792	$25,464,922	—
Building Products	—	19,098,707	—
Chemicals	110,270,060	32,945,535	—
Consumer Staples Distribution & Retail	65,320,936	45,933,439	—
Electrical Equipment	—	38,216,291	—
Household Products	178,607,193	60,135,988	—
Oil, Gas and Consumable Fuels	437,968,827	44,350,146	—
Personal Care Products	137,720,461	135,913,200	—
Pharmaceuticals	467,468,822	116,427,360	—
Trading Companies and Distributors	48,141,878	49,310,659	—
Other Industries	4,125,673,689	—	—
Preferred Stocks	—	685,500,190	—
Convertible Bonds	—	425,881,326	—
Equity-Linked Notes	—	191,673,416	—
Convertible Preferred Stocks	—	81,329,035	—
Exchange-Traded Funds	66,807,133	—	—
Short-Term Investments	91,318,652	122,981,845	—
	$5,805,692,443	$2,075,162,059	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,405	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$936,580	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet
14

requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 808 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $565,285,467.

Value of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,405	Unrealized depreciation on forward foreign currency exchange contracts	$936,580

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$99,405	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(13,983,281)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(3,536,900)
		$(13,883,876)		$(3,536,900)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,165,402,791
Gross tax appreciation of investments	$1,777,143,202
Gross tax depreciation of investments	(61,691,491)
Net tax appreciation (depreciation) of investments	$1,715,451,711

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.84	0.10	0.61	0.71	(0.12)	—	(0.12)	$9.43	8.13%	0.93%	0.93%	2.27%	2.27%	16%	$3,147,231
2024	$8.76	0.21	0.54	0.75	(0.21)	(0.46)	(0.67)	$8.84	9.09%	0.93%	0.93%	2.46%	2.46%	17%	$3,163,228
2023	$9.86	0.21	(0.53)	(0.32)	(0.21)	(0.57)	(0.78)	$8.76	(3.22)%	0.92%	0.92%	2.29%	2.29%	29%	$3,635,179
2022	$9.45	0.18	0.91	1.09	(0.19)	(0.49)	(0.68)	$9.86	11.74%	0.93%	0.93%	1.83%	1.83%	24%	$4,191,544
2021	$7.14	0.17	2.33	2.50	(0.19)	—	(0.19)	$9.45	35.30%	0.91%	0.91%	2.10%	2.10%	52%	$4,211,554
2020	$8.69	0.18	(1.07)	(0.89)	(0.19)	(0.47)	(0.66)	$7.14	(11.81)%	0.91%	0.91%	2.07%	2.07%	85%	$3,660,808
I Class
2024(3)	$8.85	0.11	0.62	0.73	(0.13)	—	(0.13)	$9.45	8.35%	0.73%	0.73%	2.47%	2.47%	16%	$2,595,089
2024	$8.77	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.85	9.29%	0.73%	0.73%	2.66%	2.66%	17%	$2,874,673
2023	$9.87	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.77	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$4,265,425
2022	$9.47	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.87	11.83%	0.73%	0.73%	2.03%	2.03%	24%	$4,912,267
2021	$7.15	0.20	2.32	2.52	(0.20)	—	(0.20)	$9.47	35.67%	0.71%	0.71%	2.30%	2.30%	52%	$5,167,202
2020	$8.70	0.21	(1.08)	(0.87)	(0.21)	(0.47)	(0.68)	$7.15	(11.62)%	0.71%	0.71%	2.27%	2.27%	85%	$4,157,382
Y Class
2024(3)	$8.87	0.12	0.61	0.73	(0.14)	—	(0.14)	$9.46	8.30%	0.58%	0.58%	2.62%	2.62%	16%	$820,180
2024	$8.79	0.24	0.55	0.79	(0.25)	(0.46)	(0.71)	$8.87	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$728,299
2023	$9.89	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.79	(2.87)%	0.57%	0.57%	2.64%	2.64%	29%	$227,227
2022	$9.48	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.89	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$276,001
2021	$7.16	0.21	2.33	2.54	(0.22)	—	(0.22)	$9.48	35.83%	0.56%	0.56%	2.45%	2.45%	52%	$281,614
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	0.56%	2.42%	2.42%	85%	$222,844
A Class
2024(3)	$8.84	0.09	0.61	0.70	(0.11)	—	(0.11)	$9.43	8.00%	1.18%	1.18%	2.02%	2.02%	16%	$686,310
2024	$8.76	0.20	0.53	0.73	(0.19)	(0.46)	(0.65)	$8.84	8.82%	1.18%	1.18%	2.21%	2.21%	17%	$693,134
2023	$9.86	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$8.76	(3.46)%	1.17%	1.17%	2.04%	2.04%	29%	$747,365
2022	$9.45	0.16	0.90	1.06	(0.16)	(0.49)	(0.65)	$9.86	11.46%	1.18%	1.18%	1.58%	1.58%	24%	$858,437
2021	$7.14	0.16	2.31	2.47	(0.16)	—	(0.16)	$9.45	34.95%	1.16%	1.16%	1.85%	1.85%	52%	$869,137
2020	$8.69	0.16	(1.07)	(0.91)	(0.17)	(0.47)	(0.64)	$7.14	(12.02)%	1.16%	1.16%	1.82%	1.82%	85%	$698,473

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$8.84	0.06	0.61	0.67	(0.08)	—	(0.08)	$9.43	7.60%	1.93%	1.93%	1.27%	1.27%	16%	$129,873
2024	$8.76	0.13	0.54	0.67	(0.13)	(0.46)	(0.59)	$8.84	8.00%	1.93%	1.93%	1.46%	1.46%	17%	$154,213
2023	$9.86	0.12	(0.53)	(0.41)	(0.12)	(0.57)	(0.69)	$8.76	(4.17)%	1.92%	1.92%	1.29%	1.29%	29%	$204,407
2022	$9.45	0.08	0.91	0.99	(0.09)	(0.49)	(0.58)	$9.86	10.63%	1.93%	1.93%	0.83%	0.83%	24%	$272,764
2021	$7.14	0.09	2.32	2.41	(0.10)	—	(0.10)	$9.45	33.90%	1.91%	1.91%	1.10%	1.10%	52%	$303,205
2020	$8.69	0.10	(1.08)	(0.98)	(0.10)	(0.47)	(0.57)	$7.14	(12.66)%	1.91%	1.91%	1.07%	1.07%	85%	$394,129
R Class
2024(3)	$8.79	0.08	0.61	0.69	(0.10)	—	(0.10)	$9.38	7.91%	1.43%	1.43%	1.77%	1.77%	16%	$34,181
2024	$8.72	0.17	0.53	0.70	(0.17)	(0.46)	(0.63)	$8.79	8.46%	1.43%	1.43%	1.96%	1.96%	17%	$33,186
2023	$9.82	0.16	(0.53)	(0.37)	(0.16)	(0.57)	(0.73)	$8.72	(3.71)%	1.42%	1.42%	1.79%	1.79%	29%	$40,525
2022	$9.41	0.13	0.91	1.04	(0.14)	(0.49)	(0.63)	$9.82	11.23%	1.43%	1.43%	1.33%	1.33%	24%	$47,839
2021	$7.11	0.14	2.30	2.44	(0.14)	—	(0.14)	$9.41	34.60%	1.41%	1.41%	1.60%	1.60%	52%	$57,032
2020	$8.66	0.14	(1.07)	(0.93)	(0.15)	(0.47)	(0.62)	$7.11	(12.28)%	1.41%	1.41%	1.57%	1.57%	85%	$56,388
R5 Class
2024(3)	$8.84	0.11	0.62	0.73	(0.13)	—	(0.13)	$9.44	8.36%	0.73%	0.73%	2.47%	2.47%	16%	$1,484
2024	$8.76	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.84	9.30%	0.73%	0.73%	2.66%	2.66%	17%	$76,699
2023	$9.86	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.76	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$64,341
2022	$9.46	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.86	11.84%	0.73%	0.73%	2.03%	2.03%	24%	$66,131
2021	$7.14	0.19	2.33	2.52	(0.20)	—	(0.20)	$9.46	35.72%	0.71%	0.71%	2.30%	2.30%	52%	$62,610
2020	$8.70	0.21	(1.09)	(0.88)	(0.21)	(0.47)	(0.68)	$7.14	(11.74)%	0.71%	0.71%	2.27%	2.27%	85%	$912
R6 Class
2024(3)	$8.86	0.12	0.62	0.74	(0.14)	—	(0.14)	$9.46	8.42%	0.58%	0.58%	2.62%	2.62%	16%	$389,883
2024	$8.78	0.25	0.54	0.79	(0.25)	(0.46)	(0.71)	$8.86	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$517,571
2023	$9.88	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.78	(2.88)%	0.57%	0.57%	2.64%	2.64%	29%	$823,361
2022	$9.47	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.88	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$1,021,389
2021	$7.16	0.21	2.32	2.53	(0.22)	—	(0.22)	$9.47	35.68%	0.56%	0.56%	2.45%	2.45%	52%	$1,040,730
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	0.56%	2.42%	2.42%	85%	$820,173

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$8.87	0.14	0.62	0.76	(0.16)	—	(0.16)	$9.47	8.72%	0.00%	0.58%	3.20%	2.62%	16%	$8
2024	$8.79	0.29	0.55	0.84	(0.30)	(0.46)	(0.76)	$8.87	10.06%	0.01%	0.58%	3.38%	2.81%	17%	$7
2023	$9.89	0.29	(0.53)	(0.24)	(0.29)	(0.57)	(0.86)	$8.79	(2.34)%	0.01%	0.57%	3.20%	2.64%	29%	$6
2022	$9.48	0.26	0.92	1.18	(0.28)	(0.49)	(0.77)	$9.89	12.72%	0.03%	0.58%	2.73%	2.18%	24%	$7
2021	$7.16	0.27	2.32	2.59	(0.27)	—	(0.27)	$9.48	36.61%	0.00%	0.56%	3.01%	2.45%	52%	$6
2020(4)	$9.06	0.18	(1.43)	(1.25)	(0.18)	(0.47)	(0.65)	$7.16	(15.32)%	0.00%	0.56%	3.02%	2.46%	85%(5)	$4

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)August 1, 2019 (commencement of sale) through March 31, 2020.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
19

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
20

administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
21

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90802 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Focused Large Cap Value Fund
Investor Class (ALVIX)
I Class (ALVSX)
A Class (ALPAX)
C Class (ALPCX)
R Class (ALVRX)
R5 Class (ALVGX)
R6 Class (ALVDX)
G Class (ACFLX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.4%
Aerospace and Defense — 1.5%
RTX Corp.	417,146	$50,541,409
Air Freight and Logistics — 3.5%
United Parcel Service, Inc., Class B	882,010	120,253,243
Banks — 6.0%
JPMorgan Chase & Co.	486,992	102,687,133
Truist Financial Corp.	2,367,537	101,259,558
		203,946,691
Beverages — 1.8%
Heineken NV	700,191	62,156,025
Capital Markets — 6.6%
Bank of New York Mellon Corp.	930,384	66,857,394
BlackRock, Inc.	95,530	90,706,691
Charles Schwab Corp.	1,060,467	68,728,866
		226,292,951
Communications Equipment — 3.9%
Cisco Systems, Inc.	1,385,534	73,738,119
F5, Inc.(1)	267,114	58,818,503
		132,556,622
Construction Materials — 1.5%
CRH PLC	543,314	50,386,940
Containers and Packaging — 1.5%
Graphic Packaging Holding Co.	1,760,344	52,088,579
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	1,373,057	61,663,990
Electric Utilities — 3.8%
Duke Energy Corp.	1,107,500	127,694,750
Electronic Equipment, Instruments and Components — 2.0%
TE Connectivity PLC	452,588	68,336,262
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	185,065	85,178,017
Food Products — 5.9%
Conagra Brands, Inc.	1,891,444	61,509,759
General Mills, Inc.	1,035,946	76,504,612
Mondelez International, Inc., Class A	838,849	61,798,006
		199,812,377
Gas Utilities — 2.4%
Atmos Energy Corp.	600,397	83,281,068
Ground Transportation — 3.5%
Norfolk Southern Corp.	481,749	119,714,627
Health Care Equipment and Supplies — 9.7%
Becton Dickinson & Co.	289,676	69,840,884
Medtronic PLC	1,465,300	131,920,959
Zimmer Biomet Holdings, Inc.	1,174,534	126,790,945
		328,552,788
Health Care Providers and Services — 5.4%
Henry Schein, Inc.(1)	990,769	72,227,060
Quest Diagnostics, Inc.	220,064	34,164,936
UnitedHealth Group, Inc.	131,654	76,975,461
		183,367,457
2

	Shares	Value
Household Products — 2.7%
Kimberly-Clark Corp.	395,173	$56,225,215
Reckitt Benckiser Group PLC	567,827	34,742,038
		90,967,253
Industrial Conglomerates — 1.5%
Siemens AG	254,125	51,411,483
Insurance — 5.0%
Allstate Corp.	323,567	61,364,481
Marsh & McLennan Cos., Inc.	189,689	42,317,719
Reinsurance Group of America, Inc.	299,171	65,180,386
		168,862,586
Oil, Gas and Consumable Fuels — 6.5%
Enterprise Products Partners LP	3,317,103	96,560,868
Exxon Mobil Corp.	810,580	95,016,188
TotalEnergies SE, ADR	481,697	31,127,260
		222,704,316
Personal Care Products — 4.8%
Kenvue, Inc.	2,702,170	62,501,192
Unilever PLC, ADR	1,562,148	101,477,134
		163,978,326
Pharmaceuticals — 8.6%
Johnson & Johnson	1,489,581	241,401,497
Roche Holding AG	157,853	50,515,667
		291,917,164
Semiconductors and Semiconductor Equipment — 3.0%
Analog Devices, Inc.	443,729	102,133,104
Specialized REITs — 2.0%
American Tower Corp.	291,809	67,863,101
TOTAL COMMON STOCKS (Cost $2,684,413,838)		3,315,661,129
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	304,144	304,144
Repurchase Agreements — 2.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $5,444,793), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $5,343,852)		5,343,137
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $65,102,653), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $63,834,581)		63,826,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.375% - 4.50%, 7/15/25 - 11/15/33, valued at $21,811,617), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $21,383,863)		21,381,000
		90,550,137
TOTAL SHORT-TERM INVESTMENTS (Cost $90,854,281)		90,854,281
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,775,268,119)		3,406,515,410
OTHER ASSETS AND LIABILITIES — 0.0%		(1,230,385)
TOTAL NET ASSETS — 100.0%		$3,405,285,025

3

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,441,711	CHF	18,065,285	Morgan Stanley	12/20/24	$(89,882)
USD	21,449,603	CHF	18,065,285	UBS AG	12/20/24	(81,989)
USD	20,773,241	EUR	18,602,689	Citibank N.A.	12/20/24	(734)
USD	34,361,287	EUR	30,685,858	Goldman Sachs & Co.	12/20/24	93,808
USD	20,758,368	EUR	18,602,689	Goldman Sachs & Co.	12/20/24	(15,607)
USD	4,083,093	EUR	3,643,835	JPMorgan Chase Bank N.A.	12/20/24	13,953
USD	20,771,669	EUR	18,602,689	JPMorgan Chase Bank N.A.	12/20/24	(2,306)
USD	3,526,517	EUR	3,155,861	UBS AG	12/20/24	2,307
USD	20,754,462	EUR	18,602,689	UBS AG	12/20/24	(19,513)
USD	3,480,224	GBP	2,595,690	Bank of America N.A.	12/20/24	10,534
USD	56,405,326	GBP	42,330,451	Bank of America N.A.	12/20/24	(178,293)
USD	56,422,259	GBP	42,330,451	Goldman Sachs & Co.	12/20/24	(161,361)
						$(429,083)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,775,268,119)	$3,406,515,410
Receivable for capital shares sold	163,148
Unrealized appreciation on forward foreign currency exchange contracts	120,602
Dividends and interest receivable	6,576,592
3,413,375,752

Liabilities
Payable for capital shares redeemed	7,058,310
Unrealized depreciation on forward foreign currency exchange contracts	549,685
Accrued management fees	442,098
Distribution and service fees payable	9,765
Accrued foreign withholding tax reclaim expenses	30,869
8,090,727

Net Assets	$3,405,285,025

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,608,582,138
Distributable earnings (loss)	796,702,887
$3,405,285,025

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$557,848,277	49,667,207	$11.23
I Class, $0.01 Par Value	$38,110,878	3,388,749	$11.25
A Class, $0.01 Par Value	$31,525,033	2,808,023	$11.23
C Class, $0.01 Par Value	$809,533	72,064	$11.23
R Class, $0.01 Par Value	$6,713,598	596,984	$11.25
R5 Class, $0.01 Par Value	$9,585	852	$11.25
R6 Class, $0.01 Par Value	$58,544,043	5,209,299	$11.24
G Class, $0.01 Par Value	$2,711,724,078	240,974,661	$11.25
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.92 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $465,062)	$42,704,316
Interest	2,226,731
44,931,047

Expenses:
Management fees	8,969,216
Distribution and service fees:
A Class	38,068
C Class	4,063
R Class	15,201
Directors' fees and expenses	51,499
Foreign withholding tax reclaim expenses	174,842
Other expenses	12,896
9,265,785
Fees waived - G Class	(6,386,647)
2,879,138

Net investment income (loss)	42,051,909

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	125,364,922
Forward foreign currency exchange contract transactions	(8,511,623)
Foreign currency translation transactions	(54,148)
116,799,151

Change in net unrealized appreciation (depreciation) on:
Investments	105,280,117
Forward foreign currency exchange contracts	(1,532,744)
Translation of assets and liabilities in foreign currencies	169,366
103,916,739

Net realized and unrealized gain (loss)	220,715,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$262,767,799

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$42,051,909	$84,168,139
Net realized gain (loss)	116,799,151	123,569,130
Change in net unrealized appreciation (depreciation)	103,916,739	217,624,257
Net increase (decrease) in net assets resulting from operations	262,767,799	425,361,526

Distributions to Shareholders
From earnings:
Investor Class	(5,662,856)	(19,826,172)
I Class	(426,182)	(1,277,498)
A Class	(290,177)	(1,025,756)
C Class	(4,605)	(26,298)
R Class	(50,926)	(189,556)
R5 Class	(106)	(318)
R6 Class	(756,557)	(2,743,885)
G Class	(39,658,548)	(113,132,105)
Decrease in net assets from distributions	(46,849,957)	(138,221,588)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(244,203,988)	(5,796,773)

Net increase (decrease) in net assets	(28,286,146)	281,343,165

Net Assets
Beginning of period	3,433,571,171	3,152,228,006
End of period	$3,405,285,025	$3,433,571,171

See Notes to Financial Statements.
7

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Large Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

8

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.70% to 0.90%	0.83%
I Class	0.50% to 0.70%	0.63%
A Class	0.70% to 0.90%	0.83%
C Class	0.70% to 0.90%	0.83%
R Class	0.70% to 0.90%	0.83%
R5 Class	0.50% to 0.70%	0.63%
R6 Class	0.35% to 0.55%	0.48%
G Class	0.35% to 0.55%	0.00%(1)
(1)Effective annual management fee before waiver was 0.48%.

9

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.01% for the period ended September 30, 2024.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $890,438,295 and $1,164,773,727, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	841,360	$8,853,770	1,096,007	$10,788,252
Issued in reinvestment of distributions	527,336	5,596,941	1,982,008	19,607,124
Redeemed	(3,137,105)	(32,800,587)	(11,784,076)	(115,540,495)
	(1,768,409)	(18,349,876)	(8,706,061)	(85,145,119)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	298,852	3,167,586	765,514	7,526,700
Issued in reinvestment of distributions	38,012	403,932	121,446	1,203,425
Redeemed	(304,576)	(3,235,832)	(1,230,738)	(12,045,583)
	32,288	335,686	(343,778)	(3,315,458)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	113,022	1,205,742	526,188	5,109,849
Issued in reinvestment of distributions	24,390	258,343	93,008	920,091
Redeemed	(305,769)	(3,216,928)	(885,286)	(8,688,280)
	(168,357)	(1,752,843)	(266,090)	(2,658,340)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,962	30,638	7,355	72,087
Issued in reinvestment of distributions	436	4,599	2,514	24,873
Redeemed	(15,141)	(160,631)	(38,664)	(378,972)
	(11,743)	(125,394)	(28,795)	(282,012)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	80,984	860,197	153,303	1,504,161
Issued in reinvestment of distributions	4,500	47,768	18,018	178,489
Redeemed	(53,831)	(566,798)	(262,313)	(2,511,287)
	31,653	341,167	(90,992)	(828,637)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	10	106	32	318
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	621,450	6,718,433	1,986,969	19,454,873
Issued in reinvestment of distributions	70,528	747,153	274,458	2,716,453
Redeemed	(1,613,596)	(16,928,976)	(11,368,487)	(111,058,438)
	(921,618)	(9,463,390)	(9,107,060)	(88,887,112)
G Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	10,929,298	113,629,580	39,109,080	386,569,733
Issued in reinvestment of distributions	3,729,774	39,658,548	11,406,586	113,132,105
Redeemed	(34,262,182)	(368,477,572)	(32,700,422)	(324,382,251)
	(19,603,110)	(215,189,444)	17,815,244	175,319,587
Net increase (decrease)	(22,409,286)	$(244,203,988)	(727,500)	$(5,796,773)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$62,156,025	—
Household Products	$56,225,215	34,742,038	—
Industrial Conglomerates	—	51,411,483	—
Pharmaceuticals	241,401,497	50,515,667	—
Other Industries	2,819,209,204	—	—
Short-Term Investments	304,144	90,550,137	—
	$3,117,140,060	$289,375,350	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$120,602	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$549,685	—
7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $310,709,076.

The value of foreign currency risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $120,602 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $549,685 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(8,511,623) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,532,744) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,810,927,063
Gross tax appreciation of investments	$621,673,306
Gross tax depreciation of investments	(26,084,959)
Net tax appreciation (depreciation) of investments	$595,588,347

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.54	0.10	0.70	0.80	(0.11)	—	(0.11)	$11.23	7.70%	0.84%	0.84%	1.84%	1.84%	27%	$557,848
2024	$9.66	0.20	1.05	1.25	(0.20)	(0.17)	(0.37)	$10.54	13.22%	0.84%	0.84%	2.00%	2.00%	45%	$542,359
2023	$10.35	0.19	(0.22)	(0.03)	(0.18)	(0.48)	(0.66)	$9.66	(0.18)%	0.84%	0.84%	1.91%	1.91%	47%	$581,007
2022	$11.80	0.19	1.11	1.30	(0.20)	(2.55)	(2.75)	$10.35	11.82%	0.83%	0.83%	1.59%	1.59%	42%	$613,873
2021	$8.24	0.19	3.62	3.81	(0.19)	(0.06)	(0.25)	$11.80	46.64%	0.83%	0.83%	1.90%	1.90%	112%	$645,489
2020	$9.85	0.18	(1.52)	(1.34)	(0.18)	(0.09)	(0.27)	$8.24	(14.21)%	0.84%	0.84%	1.72%	1.72%	72%	$456,382
I Class
2024(3)	$10.56	0.11	0.71	0.82	(0.13)	—	(0.13)	$11.25	7.80%	0.64%	0.64%	2.04%	2.04%	27%	$38,111
2024	$9.67	0.22	1.06	1.28	(0.22)	(0.17)	(0.39)	$10.56	13.54%	0.64%	0.64%	2.20%	2.20%	45%	$35,437
2023	$10.36	0.21	(0.22)	(0.01)	(0.20)	(0.48)	(0.68)	$9.67	0.02%	0.64%	0.64%	2.11%	2.11%	47%	$35,789
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.03%	0.63%	0.63%	1.79%	1.79%	42%	$38,604
2021	$8.24	0.22	3.62	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$42,273
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	0.64%	1.92%	1.92%	72%	$20,080
A Class
2024(3)	$10.54	0.08	0.71	0.79	(0.10)	—	(0.10)	$11.23	7.57%	1.09%	1.09%	1.59%	1.59%	27%	$31,525
2024	$9.66	0.17	1.05	1.22	(0.17)	(0.17)	(0.34)	$10.54	12.93%	1.09%	1.09%	1.75%	1.75%	45%	$31,371
2023	$10.34	0.16	(0.20)	(0.04)	(0.16)	(0.48)	(0.64)	$9.66	(0.32)%	1.09%	1.09%	1.66%	1.66%	47%	$31,310
2022	$11.80	0.17	1.09	1.26	(0.17)	(2.55)	(2.72)	$10.34	11.44%	1.08%	1.08%	1.34%	1.34%	42%	$33,334
2021	$8.23	0.17	3.62	3.79	(0.16)	(0.06)	(0.22)	$11.80	46.44%	1.08%	1.08%	1.65%	1.65%	112%	$34,806
2020	$9.85	0.15	(1.53)	(1.38)	(0.15)	(0.09)	(0.24)	$8.23	(14.52)%	1.09%	1.09%	1.47%	1.47%	72%	$26,342
C Class
2024(3)	$10.55	0.05	0.69	0.74	(0.06)	—	(0.06)	$11.23	7.07%	1.84%	1.84%	0.84%	0.84%	27%	$810
2024	$9.66	0.10	1.06	1.16	(0.10)	(0.17)	(0.27)	$10.55	12.20%	1.84%	1.84%	1.00%	1.00%	45%	$884
2023	$10.35	0.09	(0.21)	(0.12)	(0.09)	(0.48)	(0.57)	$9.66	(1.17)%	1.84%	1.84%	0.91%	0.91%	47%	$1,088
2022	$11.80	0.07	1.11	1.18	(0.08)	(2.55)	(2.63)	$10.35	10.69%	1.83%	1.83%	0.59%	0.59%	42%	$974
2021	$8.23	0.09	3.62	3.71	(0.08)	(0.06)	(0.14)	$11.80	45.31%	1.83%	1.83%	0.90%	0.90%	112%	$1,358
2020	$9.85	0.07	(1.52)	(1.45)	(0.08)	(0.09)	(0.17)	$8.23	(15.14)%	1.84%	1.84%	0.72%	0.72%	72%	$2,324

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$10.56	0.07	0.71	0.78	(0.09)	—	(0.09)	$11.25	7.42%	1.34%	1.34%	1.34%	1.34%	27%	$6,714
2024	$9.67	0.14	1.07	1.21	(0.15)	(0.17)	(0.32)	$10.56	12.74%	1.34%	1.34%	1.50%	1.50%	45%	$5,969
2023	$10.36	0.14	(0.22)	(0.08)	(0.13)	(0.48)	(0.61)	$9.67	(0.67)%	1.34%	1.34%	1.41%	1.41%	47%	$6,348
2022	$11.81	0.14	1.10	1.24	(0.14)	(2.55)	(2.69)	$10.36	11.24%	1.33%	1.33%	1.09%	1.09%	42%	$5,286
2021	$8.24	0.14	3.62	3.76	(0.13)	(0.06)	(0.19)	$11.81	46.00%	1.33%	1.33%	1.40%	1.40%	112%	$4,006
2020	$9.86	0.13	(1.53)	(1.40)	(0.13)	(0.09)	(0.22)	$8.24	(14.71)%	1.34%	1.34%	1.22%	1.22%	72%	$2,762
R5 Class
2024(3)	$10.56	0.11	0.71	0.82	(0.13)	—	(0.13)	$11.25	7.79%	0.64%	0.64%	2.04%	2.04%	27%	$10
2024	$9.68	0.21	1.06	1.27	(0.22)	(0.17)	(0.39)	$10.56	13.41%	0.64%	0.64%	2.20%	2.20%	45%	$9
2023	$10.36	0.21	(0.21)	—	(0.20)	(0.48)	(0.68)	$9.68	0.13%	0.64%	0.64%	2.11%	2.11%	47%	$8
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.01%	0.63%	0.63%	1.79%	1.79%	42%	$8
2021	$8.24	0.21	3.63	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$7
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	0.64%	1.92%	1.92%	72%	$5
R6 Class
2024(3)	$10.55	0.12	0.70	0.82	(0.13)	—	(0.13)	$11.24	7.88%	0.49%	0.49%	2.19%	2.19%	27%	$58,544
2024	$9.67	0.23	1.05	1.28	(0.23)	(0.17)	(0.40)	$10.55	13.60%	0.49%	0.49%	2.35%	2.35%	45%	$64,685
2023	$10.35	0.22	(0.20)	0.02	(0.22)	(0.48)	(0.70)	$9.67	0.27%	0.49%	0.49%	2.26%	2.26%	47%	$147,303
2022	$11.81	0.24	1.09	1.33	(0.24)	(2.55)	(2.79)	$10.35	12.10%	0.48%	0.48%	1.94%	1.94%	42%	$171,044
2021	$8.24	0.23	3.62	3.85	(0.22)	(0.06)	(0.28)	$11.81	47.29%	0.48%	0.48%	2.25%	2.25%	112%	$195,898
2020	$9.86	0.21	(1.52)	(1.31)	(0.22)	(0.09)	(0.31)	$8.24	(14.01)%	0.49%	0.49%	2.07%	2.07%	72%	$119,911
G Class
2024(3)	$10.56	0.14	0.71	0.85	(0.16)	—	(0.16)	$11.25	8.13%	0.01%	0.49%	2.67%	2.19%	27%	$2,711,724
2024	$9.68	0.28	1.05	1.33	(0.28)	(0.17)	(0.45)	$10.56	14.13%	0.01%	0.49%	2.83%	2.35%	45%	$2,752,857
2023	$10.36	0.27	(0.21)	0.06	(0.26)	(0.48)	(0.74)	$9.68	0.75%	0.01%	0.49%	2.74%	2.26%	47%	$2,349,375
2022(4)	$10.59	0.01	0.34	0.35	(0.03)	(0.55)	(0.58)	$10.36	3.38%	0.00%	0.47%	1.68%	1.21%	42%(5)	$2,751,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)March 15, 2022 (commencement of sale) through March 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
17

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
18

administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
19

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90803 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Mid Cap Value Fund
Investor Class (ACMVX)
I Class (AVUAX)
Y Class (AMVYX)
A Class (ACLAX)
C Class (ACCLX)
R Class (AMVRX)
R5 Class (AMVGX)
R6 Class (AMDVX)
G Class (ACIPX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 1.4%
Huntington Ingalls Industries, Inc.	237,858	$62,884,898
L3Harris Technologies, Inc.	256,472	61,006,995
		123,891,893
Automobile Components — 1.0%
Aptiv PLC(1)	548,251	39,479,555
BorgWarner, Inc.	1,368,160	49,650,526
		89,130,081
Banks — 4.8%
Commerce Bancshares, Inc.	1,065,943	63,317,014
First Hawaiian, Inc.	1,893,338	43,830,775
PNC Financial Services Group, Inc.	216,035	39,934,070
Truist Financial Corp.	2,590,668	110,802,870
U.S. Bancorp	2,572,041	117,619,435
Westamerica BanCorp	895,117	44,236,682
		419,740,846
Beverages — 1.8%
Heineken NV	766,230	68,018,314
Pernod Ricard SA	565,186	85,508,313
		153,526,627
Building Products — 0.5%
Johnson Controls International PLC	546,709	42,430,086
Capital Markets — 5.4%
AllianceBernstein Holding LP	957,470	33,406,128
Bank of New York Mellon Corp.	2,179,443	156,614,774
Northern Trust Corp.	1,968,906	177,260,607
T. Rowe Price Group, Inc.	911,020	99,237,409
		466,518,918
Chemicals — 0.9%
Akzo Nobel NV	1,146,755	81,008,058
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	163,444	32,826,093
Communications Equipment — 1.4%
F5, Inc.(1)	410,181	90,321,856
Juniper Networks, Inc.	850,588	33,155,920
		123,477,776
Construction and Engineering — 1.2%
Vinci SA	870,370	101,743,230
Consumer Staples Distribution & Retail — 2.4%
Dollar Tree, Inc.(1)	972,375	68,377,410
Koninklijke Ahold Delhaize NV	4,116,134	142,288,660
		210,666,070
Containers and Packaging — 2.1%
Graphic Packaging Holding Co.	3,109,077	91,997,588
Packaging Corp. of America	411,600	88,658,640
		180,656,228
Diversified Telecommunication Services — 0.7%
BCE, Inc.(2)	1,834,286	63,771,768

	Shares/ Principal Amount	Value
Electric Utilities — 6.9%
Duke Energy Corp.	702,147	$80,957,549
Edison International	1,692,822	147,427,868
Evergy, Inc.	1,846,474	114,499,853
Eversource Energy	1,854,367	126,189,674
Xcel Energy, Inc.	1,945,617	127,048,790
		596,123,734
Electrical Equipment — 2.0%
Atkore, Inc.	188,066	15,936,713
Emerson Electric Co.	1,431,414	156,553,749
		172,490,462
Electronic Equipment, Instruments and Components — 0.8%
TE Connectivity PLC	462,129	69,776,858
Energy Equipment and Services — 1.2%
Baker Hughes Co.	2,843,469	102,791,404
Financial Services — 0.5%
Edenred SE	1,151,695	43,621,129
Food Products — 3.3%
Conagra Brands, Inc.	5,659,356	184,042,257
General Mills, Inc.	1,384,090	102,215,047
		286,257,304
Gas Utilities — 2.0%
ONE Gas, Inc.	1,177,966	87,664,230
Spire, Inc.	1,285,067	86,472,158
		174,136,388
Ground Transportation — 2.1%
CSX Corp.	1,703,235	58,812,705
Norfolk Southern Corp.	499,986	124,246,521
		183,059,226
Health Care Equipment and Supplies — 8.1%
Becton Dickinson & Co.	468,426	112,937,509
Dentsply Sirona, Inc.	1,927,940	52,170,056
Envista Holdings Corp.(1)	2,855,409	56,422,882
GE HealthCare Technologies, Inc.(1)	932,954	87,557,733
Hologic, Inc.(1)	750,348	61,123,348
Medtronic PLC	789,419	71,071,392
Zimmer Biomet Holdings, Inc.	2,378,684	256,778,938
		698,061,858
Health Care Providers and Services — 8.0%
Cardinal Health, Inc.	986,079	108,981,451
Cencora, Inc.	94,305	21,226,169
Centene Corp.(1)	1,021,329	76,885,647
Henry Schein, Inc.(1)	2,443,280	178,115,112
Labcorp Holdings, Inc.	474,106	105,953,209
Quest Diagnostics, Inc.	896,196	139,134,429
Universal Health Services, Inc., Class B	280,695	64,281,962
		694,577,979
Health Care REITs — 1.7%
Healthpeak Properties, Inc.	2,840,226	64,955,968
Ventas, Inc.	1,260,459	80,833,236
		145,789,204
Hotels, Restaurants and Leisure — 0.6%
Darden Restaurants, Inc.	294,519	48,339,404

	Shares/ Principal Amount	Value
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	287,728	$46,232,135
Household Products — 2.6%
Henkel AG & Co. KGaA, Preference Shares	662,896	62,312,023
Kimberly-Clark Corp.	810,228	115,279,240
Reckitt Benckiser Group PLC	821,369	50,254,802
		227,846,065
Insurance — 5.2%
Aflac, Inc.	248,735	27,808,573
Allstate Corp.	822,749	156,034,348
Hanover Insurance Group, Inc.	560,209	82,972,555
Reinsurance Group of America, Inc.	196,333	42,775,071
Willis Towers Watson PLC	470,229	138,496,547
		448,087,094
IT Services — 1.9%
Amdocs Ltd.	1,274,479	111,491,423
Cognizant Technology Solutions Corp., Class A	687,360	53,050,445
		164,541,868
Machinery — 2.9%
Cummins, Inc.	133,705	43,292,342
Dover Corp.	114,511	21,956,339
Oshkosh Corp.	955,237	95,724,300
Timken Co.	517,217	43,596,221
Weir Group PLC	1,545,906	44,922,976
		249,492,178
Media — 1.8%
Fox Corp., Class B	622,786	24,164,097
Interpublic Group of Cos., Inc.	3,543,887	112,093,146
Omnicom Group, Inc.	191,522	19,801,459
		156,058,702
Multi-Utilities — 3.3%
CMS Energy Corp.	144,659	10,217,265
Northwestern Energy Group, Inc.	2,685,620	153,671,177
WEC Energy Group, Inc.	1,221,762	117,509,069
		281,397,511
Oil, Gas and Consumable Fuels — 4.4%
Coterra Energy, Inc.	2,512,019	60,162,855
Enterprise Products Partners LP	5,781,517	168,299,960
EQT Corp.	2,003,591	73,411,574
Occidental Petroleum Corp.	1,531,517	78,934,386
		380,808,775
Passenger Airlines — 1.2%
Southwest Airlines Co.	3,537,655	104,820,718
Personal Care Products — 1.1%
Kenvue, Inc.	4,104,142	94,928,805
Residential REITs — 1.9%
Equity Residential	1,510,997	112,508,837
Essex Property Trust, Inc.	175,686	51,901,158
		164,409,995
Retail REITs — 3.5%
Agree Realty Corp.	1,051,467	79,207,009
Realty Income Corp.	2,236,905	141,864,515
Regency Centers Corp.	1,108,201	80,045,358
		301,116,882

	Shares/ Principal Amount	Value
Semiconductors and Semiconductor Equipment — 0.5%
ON Semiconductor Corp.(1)	546,890	$39,709,683
Specialized REITs — 1.9%
Public Storage	249,878	90,923,108
VICI Properties, Inc.	2,211,905	73,678,555
		164,601,663
Technology Hardware, Storage and Peripherals — 1.2%
HP, Inc.	2,884,702	103,474,261
Trading Companies and Distributors — 3.2%
Beacon Roofing Supply, Inc.(1)	1,132,862	97,913,263
Bunzl PLC	1,441,393	68,262,924
MSC Industrial Direct Co., Inc., Class A	1,323,748	113,921,753
		280,097,940
TOTAL COMMON STOCKS (Cost $7,218,878,555)		8,512,036,899
SHORT-TERM INVESTMENTS — 1.7%
Discount Notes(4) — 0.1%
Federal Home Loan Bank Discount Notes, 4.62%, 10/1/24	$10,433,000	10,431,655
Money Market Funds — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,805,607	1,805,607
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $7,927,552), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $7,780,584)		7,779,542
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $94,789,795), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $92,943,494)		92,931,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125% - 4.625%, 1/15/25 - 2/15/33, valued at $31,756,861), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $31,134,168)		31,130,000
		131,840,542
TOTAL SHORT-TERM INVESTMENTS (Cost $144,079,149)		144,077,804
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,362,957,704)		8,656,114,703
OTHER ASSETS AND LIABILITIES — 0.0%		2,864,997
TOTAL NET ASSETS — 100.0%		$8,658,979,700

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	55,980,767	CAD	75,412,811	Bank of America N.A.	12/20/24	$106,918
USD	124,253,809	EUR	111,270,789	Citibank N.A.	12/20/24	(4,389)
USD	124,164,848	EUR	111,270,789	Goldman Sachs & Co.	12/20/24	(93,350)
USD	124,244,407	EUR	111,270,789	JPMorgan Chase Bank N.A.	12/20/24	(13,792)
USD	12,924,045	EUR	11,565,658	UBS AG	12/20/24	8,455
USD	124,141,481	EUR	111,270,789	UBS AG	12/20/24	(116,717)
GBP	2,669,780	USD	3,572,700	Bank of America N.A.	12/20/24	(3,973)
GBP	2,761,397	USD	3,697,125	Bank of America N.A.	12/20/24	(5,932)
USD	73,350,231	GBP	55,047,078	Bank of America N.A.	12/20/24	(231,855)
USD	73,372,250	GBP	55,047,077	Goldman Sachs & Co.	12/20/24	(209,836)
						$(564,471)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,307,375. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,506,999, which includes securities collateral of $1,701,392.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,361,152,097) — including $3,307,375 of securities on loan	$8,654,309,096
Investment made with cash collateral received for securities on loan, at value (cost of $1,805,607)	1,805,607
Total investment securities, at value (cost of $7,362,957,704)	8,656,114,703
Cash	508,417
Foreign currency holdings, at value (cost of $172)	171
Receivable for investments sold	19,713,318
Receivable for capital shares sold	2,385,253
Unrealized appreciation on forward foreign currency exchange contracts	115,373
Dividends and interest receivable	16,655,108
Securities lending receivable	114,295
8,695,606,638

Liabilities
Payable for collateral received for securities on loan	1,805,607
Payable for investments purchased	5,212,321
Payable for capital shares redeemed	24,342,281
Unrealized depreciation on forward foreign currency exchange contracts	679,844
Accrued management fees	4,440,269
Distribution and service fees payable	88,047
Accrued other expenses	58,569
36,626,938

Net Assets	$8,658,979,700

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,999,965,591
Distributable earnings (loss)	1,659,014,109
$8,658,979,700

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,694,198,348	98,646,069	$17.17
I Class, $0.01 Par Value	$1,661,041,407	96,595,784	$17.20
Y Class, $0.01 Par Value	$250,018,256	14,529,986	$17.21
A Class, $0.01 Par Value	$205,446,414	11,997,691	$17.12
C Class, $0.01 Par Value	$13,037,504	775,217	$16.82
R Class, $0.01 Par Value	$87,227,260	5,115,999	$17.05
R5 Class, $0.01 Par Value	$17,856,930	1,037,838	$17.21
R6 Class, $0.01 Par Value	$3,335,771,659	194,021,640	$17.19
G Class, $0.01 Par Value	$1,394,381,922	81,017,437	$17.21
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $18.16 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,982,317)	$116,700,044
Interest	2,527,826
Securities lending, net	424,961
119,652,831

Expenses:
Management fees	31,103,004
Distribution and service fees:
A Class	248,985
C Class	77,087
R Class	215,406
Directors' fees and expenses	131,867
Other expenses	63,471
31,839,820
Fees waived - G Class	(4,244,721)
27,595,099

Net investment income (loss)	92,057,732

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	356,996,145
Forward foreign currency exchange contract transactions	(14,354,477)
Foreign currency translation transactions	(15,189)
342,626,479

Change in net unrealized appreciation (depreciation) on:
Investments	119,988,984
Forward foreign currency exchange contracts	(3,116,341)
Translation of assets and liabilities in foreign currencies	32,075
116,904,718

Net realized and unrealized gain (loss)	459,531,197

Net Increase (Decrease) in Net Assets Resulting from Operations	$551,588,929

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$92,057,732	$190,368,731
Net realized gain (loss)	342,626,479	289,423,192
Change in net unrealized appreciation (depreciation)	116,904,718	351,130,108
Net increase (decrease) in net assets resulting from operations	551,588,929	830,922,031

Distributions to Shareholders
From earnings:
Investor Class	(13,304,070)	(99,673,599)
I Class	(14,946,753)	(90,820,613)
Y Class	(2,308,994)	(11,381,356)
A Class	(1,346,535)	(10,515,332)
C Class	(45,125)	(877,632)
R Class	(479,242)	(4,310,184)
R5 Class	(173,617)	(1,426,409)
R6 Class	(31,628,734)	(191,402,739)
G Class	(17,470,252)	(80,117,091)
Decrease in net assets from distributions	(81,703,322)	(490,524,955)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(764,669,225)	(782,532,595)

Net increase (decrease) in net assets	(294,783,618)	(442,135,519)

Net Assets
Beginning of period	8,953,763,318	9,395,898,837
End of period	$8,658,979,700	$8,953,763,318

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,805,607	—	—	—	$1,805,607
Gross amount of recognized liabilities for securities lending transactions					$1,805,607
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 10% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.95% to 0.97%	0.97%
I Class	0.75% to 0.77%	0.77%
Y Class	0.60% to 0.62%	0.62%
A Class	0.95% to 0.97%	0.97%
C Class	0.95% to 0.97%	0.97%
R Class	0.95% to 0.97%	0.97%
R5 Class	0.75% to 0.77%	0.77%
R6 Class	0.60% to 0.62%	0.62%
G Class	0.60% to 0.62%	0.00%(1)
(1)Effective annual management fee before waiver was 0.62%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $295,209 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $1,881,356,427 and $2,711,449,819, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,150,000,000		1,150,000,000
Sold	2,000,572	$32,315,977	10,123,997	$156,450,282
Issued in reinvestment of distributions	798,286	12,952,427	6,287,347	97,239,737
Redeemed	(11,926,756)	(192,382,030)	(46,604,468)	(713,108,547)
	(9,127,898)	(147,113,626)	(30,193,124)	(459,418,528)
I Class/Shares Authorized	1,060,000,000		1,060,000,000
Sold	5,412,474	87,216,796	35,463,763	547,004,369
Issued in reinvestment of distributions	854,697	13,886,553	5,494,621	85,093,612
Redeemed	(20,642,968)	(334,558,570)	(44,030,541)	(678,121,934)
	(14,375,797)	(233,455,221)	(3,072,157)	(46,023,953)
Y Class/Shares Authorized	100,000,000		100,000,000
Sold	1,348,797	21,763,771	4,307,579	66,903,187
Issued in reinvestment of distributions	110,053	1,792,777	555,761	8,615,841
Redeemed	(864,710)	(14,028,884)	(1,697,898)	(26,232,672)
	594,140	9,527,664	3,165,442	49,286,356
A Class/Shares Authorized	165,000,000		165,000,000
Sold	1,038,423	16,682,317	2,614,884	40,103,485
Issued in reinvestment of distributions	67,851	1,097,759	570,887	8,807,885
Redeemed	(2,191,577)	(35,102,226)	(5,068,382)	(77,785,481)
	(1,085,303)	(17,322,150)	(1,882,611)	(28,874,111)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	30,887	489,663	108,063	1,635,500
Issued in reinvestment of distributions	2,784	43,822	56,399	855,154
Redeemed	(451,888)	(7,122,583)	(774,816)	(11,698,118)
	(418,217)	(6,589,098)	(610,354)	(9,207,464)
R Class/Shares Authorized	60,000,000		60,000,000
Sold	204,256	3,262,501	773,487	11,836,582
Issued in reinvestment of distributions	29,791	479,242	280,360	4,308,714
Redeemed	(712,675)	(11,474,589)	(1,630,083)	(24,794,040)
	(478,628)	(7,732,846)	(576,236)	(8,648,744)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	59,465	962,021	343,877	5,349,260
Issued in reinvestment of distributions	10,712	173,489	91,220	1,413,552
Redeemed	(548,719)	(8,866,049)	(937,323)	(14,593,573)
	(478,542)	(7,730,539)	(502,226)	(7,830,761)
R6 Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	11,336,798	183,075,094	39,109,166	604,984,551
Issued in reinvestment of distributions	1,910,332	31,063,213	11,978,546	185,411,845
Redeemed	(29,428,312)	(475,187,015)	(75,048,878)	(1,154,619,812)
	(16,181,182)	(261,048,708)	(23,961,166)	(364,223,416)
G Class/Shares Authorized	850,000,000		850,000,000
Sold	2,718,142	43,264,146	13,321,060	205,127,807
Issued in reinvestment of distributions	1,073,252	17,470,252	5,172,836	80,117,091
Redeemed	(9,335,566)	(153,939,099)	(12,337,847)	(192,836,872)
	(5,544,172)	(93,204,701)	6,156,049	92,408,026
Net increase (decrease)	(47,095,599)	$(764,669,225)	(51,476,383)	$(782,532,595)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$153,526,627	—
Chemicals	—	81,008,058	—
Construction and Engineering	—	101,743,230	—
Consumer Staples Distribution & Retail	$68,377,410	142,288,660	—
Diversified Telecommunication Services	—	63,771,768	—
Financial Services	—	43,621,129	—
Household Products	115,279,240	112,566,825	—
Machinery	204,569,202	44,922,976	—
Trading Companies and Distributors	211,835,016	68,262,924	—
Other Industries	7,100,263,834	—	—
Short-Term Investments	1,805,607	142,272,197	—
	$7,702,130,309	$953,984,394	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$115,373	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$679,844	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $716,539,644.

The value of foreign currency risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $115,373 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $679,844 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2024, the effect of foreign currency risk derivative instruments on the Statement of

Operations was $(14,354,477) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(3,116,341) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,458,568,747
Gross tax appreciation of investments	$1,431,050,650
Gross tax depreciation of investments	(233,504,694)
Net tax appreciation (depreciation) of investments	$1,197,545,956

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$16.24	0.15	0.91	1.06	(0.13)	—	(0.13)	$17.17	6.58%	0.97%	0.97%	1.83%	1.83%	22%	$1,694,198
2024	$15.59	0.28	1.20	1.48	(0.28)	(0.55)	(0.83)	$16.24	9.79%	0.98%	0.98%	1.81%	1.81%	54%	$1,750,410
2023	$17.30	0.28	(0.75)	(0.47)	(0.28)	(0.96)	(1.24)	$15.59	(2.58)%	0.98%	0.98%	1.70%	1.70%	64%	$2,150,798
2022	$19.03	0.26	1.95	2.21	(0.25)	(3.69)	(3.94)	$17.30	12.48%	0.97%	0.97%	1.33%	1.33%	50%	$2,325,957
2021	$12.35	0.22	6.78	7.00	(0.23)	(0.09)	(0.32)	$19.03	57.22%	0.97%	0.97%	1.43%	1.43%	65%	$2,519,909
2020	$15.19	0.24	(2.85)	(2.61)	(0.23)	—	(0.23)	$12.35	(17.52)%	0.98%	0.99%	1.56%	1.55%	55%	$1,885,286
I Class
2024(3)	$16.26	0.16	0.93	1.09	(0.15)	—	(0.15)	$17.20	6.74%	0.77%	0.77%	2.03%	2.03%	22%	$1,661,041
2024	$15.61	0.31	1.20	1.51	(0.31)	(0.55)	(0.86)	$16.26	10.00%	0.78%	0.78%	2.01%	2.01%	54%	$1,804,559
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.38)%	0.78%	0.78%	1.90%	1.90%	64%	$1,779,890
2022	$19.04	0.29	1.96	2.25	(0.28)	(3.69)	(3.97)	$17.32	12.75%	0.77%	0.77%	1.53%	1.53%	50%	$1,754,741
2021	$12.36	0.25	6.79	7.04	(0.27)	(0.09)	(0.36)	$19.04	57.50%	0.77%	0.77%	1.63%	1.63%	65%	$1,778,956
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$1,866,460
Y Class
2024(3)	$16.27	0.18	0.92	1.10	(0.16)	—	(0.16)	$17.21	6.82%	0.62%	0.62%	2.18%	2.18%	22%	$250,018
2024	$15.62	0.33	1.20	1.53	(0.33)	(0.55)	(0.88)	$16.27	10.16%	0.63%	0.63%	2.16%	2.16%	54%	$226,761
2023	$17.33	0.33	(0.75)	(0.42)	(0.33)	(0.96)	(1.29)	$15.62	(2.23)%	0.63%	0.63%	2.05%	2.05%	64%	$168,200
2022	$19.05	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.33	12.91%	0.62%	0.62%	1.68%	1.68%	50%	$192,430
2021	$12.36	0.28	6.79	7.07	(0.29)	(0.09)	(0.38)	$19.05	57.69%	0.62%	0.62%	1.78%	1.78%	65%	$180,923
2020	$15.21	0.32	(2.89)	(2.57)	(0.28)	—	(0.28)	$12.36	(17.22)%	0.63%	0.64%	1.91%	1.90%	55%	$97,541
A Class
2024(3)	$16.19	0.13	0.91	1.04	(0.11)	—	(0.11)	$17.12	6.47%	1.22%	1.22%	1.58%	1.58%	22%	$205,446
2024	$15.55	0.24	1.19	1.43	(0.24)	(0.55)	(0.79)	$16.19	9.55%	1.23%	1.23%	1.56%	1.56%	54%	$211,867
2023	$17.26	0.23	(0.74)	(0.51)	(0.24)	(0.96)	(1.20)	$15.55	(2.89)%	1.23%	1.23%	1.45%	1.45%	64%	$232,651
2022	$18.99	0.21	1.95	2.16	(0.20)	(3.69)	(3.89)	$17.26	12.23%	1.22%	1.22%	1.08%	1.08%	50%	$303,260
2021	$12.32	0.19	6.76	6.95	(0.19)	(0.09)	(0.28)	$18.99	56.87%	1.22%	1.22%	1.18%	1.18%	65%	$323,669
2020	$15.16	0.20	(2.85)	(2.65)	(0.19)	—	(0.19)	$12.32	(17.76)%	1.23%	1.24%	1.31%	1.30%	55%	$221,284

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$15.91	0.06	0.90	0.96	(0.05)	—	(0.05)	$16.82	6.05%	1.97%	1.97%	0.83%	0.83%	22%	$13,038
2024	$15.28	0.12	1.18	1.30	(0.12)	(0.55)	(0.67)	$15.91	8.75%	1.98%	1.98%	0.81%	0.81%	54%	$18,982
2023	$16.98	0.11	(0.72)	(0.61)	(0.13)	(0.96)	(1.09)	$15.28	(3.53)%	1.98%	1.98%	0.70%	0.70%	64%	$27,561
2022	$18.75	0.06	1.93	1.99	(0.07)	(3.69)	(3.76)	$16.98	11.37%	1.97%	1.97%	0.33%	0.33%	50%	$39,037
2021	$12.17	0.07	6.67	6.74	(0.07)	(0.09)	(0.16)	$18.75	55.65%	1.97%	1.97%	0.43%	0.43%	65%	$51,558
2020	$14.98	0.08	(2.81)	(2.73)	(0.08)	—	(0.08)	$12.17	(18.37)%	1.98%	1.99%	0.56%	0.55%	55%	$58,796
R Class
2024(3)	$16.12	0.11	0.91	1.02	(0.09)	—	(0.09)	$17.05	6.36%	1.47%	1.47%	1.33%	1.33%	22%	$87,227
2024	$15.48	0.20	1.19	1.39	(0.20)	(0.55)	(0.75)	$16.12	9.24%	1.48%	1.48%	1.31%	1.31%	54%	$90,211
2023	$17.19	0.19	(0.74)	(0.55)	(0.20)	(0.96)	(1.16)	$15.48	(3.08)%	1.48%	1.48%	1.20%	1.20%	64%	$95,536
2022	$18.93	0.16	1.94	2.10	(0.15)	(3.69)	(3.84)	$17.19	11.92%	1.47%	1.47%	0.83%	0.83%	50%	$97,311
2021	$12.28	0.15	6.74	6.89	(0.15)	(0.09)	(0.24)	$18.93	56.48%	1.47%	1.47%	0.93%	0.93%	65%	$97,590
2020	$15.12	0.17	(2.86)	(2.69)	(0.15)	—	(0.15)	$12.28	(18.00)%	1.48%	1.49%	1.06%	1.05%	55%	$67,874
R5 Class
2024(3)	$16.27	0.16	0.93	1.09	(0.15)	—	(0.15)	$17.21	6.74%	0.77%	0.77%	2.03%	2.03%	22%	$17,857
2024	$15.61	0.31	1.21	1.52	(0.31)	(0.55)	(0.86)	$16.27	10.06%	0.78%	0.78%	2.01%	2.01%	54%	$24,671
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.39)%	0.78%	0.78%	1.90%	1.90%	64%	$31,521
2022	$19.05	0.29	1.95	2.24	(0.28)	(3.69)	(3.97)	$17.32	12.68%	0.77%	0.77%	1.53%	1.53%	50%	$46,565
2021	$12.36	0.25	6.80	7.05	(0.27)	(0.09)	(0.36)	$19.05	57.58%	0.77%	0.77%	1.63%	1.63%	65%	$59,132
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$59,766
R6 Class
2024(3)	$16.26	0.17	0.92	1.09	(0.16)	—	(0.16)	$17.19	6.76%	0.62%	0.62%	2.18%	2.18%	22%	$3,335,772
2024	$15.60	0.33	1.21	1.54	(0.33)	(0.55)	(0.88)	$16.26	10.24%	0.63%	0.63%	2.16%	2.16%	54%	$3,417,541
2023	$17.32	0.33	(0.76)	(0.43)	(0.33)	(0.96)	(1.29)	$15.60	(2.30)%	0.63%	0.63%	2.05%	2.05%	64%	$3,653,940
2022	$19.04	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.32	12.92%	0.62%	0.62%	1.68%	1.68%	50%	$3,591,180
2021	$12.36	0.28	6.78	7.06	(0.29)	(0.09)	(0.38)	$19.04	57.74%	0.62%	0.62%	1.78%	1.78%	65%	$3,494,909
2020	$15.20	0.31	(2.87)	(2.56)	(0.28)	—	(0.28)	$12.36	(17.23)%	0.63%	0.64%	1.91%	1.90%	55%	$2,068,136
G Class
2024(3)	$16.27	0.23	0.92	1.15	(0.21)	—	(0.21)	$17.21	7.14%	0.00%	0.62%	2.80%	2.18%	22%	$1,394,382
2024	$15.62	0.43	1.20	1.63	(0.43)	(0.55)	(0.98)	$16.27	10.84%	0.01%	0.63%	2.78%	2.16%	54%	$1,408,762
2023	$17.33	0.43	(0.75)	(0.32)	(0.43)	(0.96)	(1.39)	$15.62	(1.63)%	0.01%	0.63%	2.67%	2.05%	64%	$1,255,802
2022(4)	$17.81	0.02	0.61	0.63	(0.03)	(1.08)	(1.11)	$17.33	3.55%	0.00%	0.62%	2.11%	1.49%	50%(5)	$1,630,035

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)March 15, 2022 (commencement of sale) through March 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
19

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the ten-year period and below the median for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
20

administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90805 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Small Cap Dividend Fund
Investor Class (AMAEX)
I Class (AMAFX)
A Class (AMAHX)
R Class (AMAJX)
R6 Class (AMAKX)
G Class (AMALX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 95.8%
Aerospace and Defense — 0.7%
Park Aerospace Corp.	5,642	$73,515
Automobile Components — 0.6%
Patrick Industries, Inc.	429	61,077
Banks — 21.6%
City Holding Co.	237	27,822
Columbia Banking System, Inc.	9,559	249,586
CVB Financial Corp.	8,559	152,521
First Interstate BancSystem, Inc., Class A	5,203	159,628
First Merchants Corp.	1,132	42,110
FNB Corp.	15,600	220,116
Home BancShares, Inc.	8,076	218,779
Old National Bancorp	10,193	190,201
Pacific Premier Bancorp, Inc.	7,355	185,052
Popular, Inc.	2,607	261,404
Provident Financial Services, Inc.	4,302	79,845
United Bankshares, Inc.	4,873	180,788
Valley National Bancorp	2,396	21,708
Webster Financial Corp.	5,002	233,143
		2,222,703
Building Products — 0.9%
Tecnoglass, Inc.	1,396	95,849
Capital Markets — 1.1%
Marex Group PLC	4,938	116,636
Chemicals — 1.8%
Avient Corp.	2,816	141,701
Mativ Holdings, Inc.	2,409	40,929
		182,630
Commercial Services and Supplies — 2.2%
Brink's Co.	1,974	228,273
Containers and Packaging — 3.3%
Graphic Packaging Holding Co.	8,242	243,881
Sonoco Products Co.	1,735	94,783
		338,664
Electronic Equipment, Instruments and Components — 2.9%
Avnet, Inc.	3,055	165,917
Vishay Intertechnology, Inc.	6,877	130,044
		295,961
Energy Equipment and Services — 2.2%
ChampionX Corp.	7,447	224,527
Financial Services — 4.0%
Compass Diversified Holdings	6,865	151,923
Enact Holdings, Inc.	863	31,353
EVERTEC, Inc.	6,696	226,927
		410,203
Food Products — 0.7%
WK Kellogg Co.(1)	3,950	67,585

2

	Shares/Principal Amount	Value
Gas Utilities — 0.9%
Southwest Gas Holdings, Inc.	1,306	$96,331
Ground Transportation — 1.0%
Proficient Auto Logistics, Inc.(2)	7,108	100,791
Health Care Equipment and Supplies — 1.4%
Embecta Corp.	10,184	143,594
Health Care Providers and Services — 1.0%
Patterson Cos., Inc.	4,544	99,241
Health Care REITs — 1.3%
American Healthcare REIT, Inc.	3,067	80,049
CareTrust REIT, Inc.	1,697	52,369
		132,418
Hotel & Resort REITs — 1.5%
Ryman Hospitality Properties, Inc.	1,461	156,678
Hotels, Restaurants and Leisure — 1.5%
Red Rock Resorts, Inc., Class A	943	51,337
Vail Resorts, Inc.	621	108,234
		159,571
Household Durables — 2.4%
KB Home	1,589	136,161
Meritage Homes Corp.	556	114,019
		250,180
Household Products — 1.8%
Spectrum Brands Holdings, Inc.	1,961	186,570
Industrial REITs — 3.0%
Americold Realty Trust, Inc.	5,028	142,141
Terreno Realty Corp.	2,448	163,600
		305,741
Insurance — 4.7%
Axis Capital Holdings Ltd.	3,432	273,221
Fidelis Insurance Holdings Ltd.	6,992	126,276
Hamilton Insurance Group Ltd., Class B(2)	2,021	39,086
TWFG, Inc.(2)	1,597	43,311
		481,894
Leisure Products — 1.2%
Brunswick Corp.	1,421	119,108
Machinery — 6.9%
Atmus Filtration Technologies, Inc.	3,416	128,203
Kennametal, Inc.	4,868	126,227
Luxfer Holdings PLC	17,303	224,074
Timken Co.	2,743	231,207
		709,711
Media — 2.6%
Cable One, Inc.	274	95,842
Entravision Communications Corp., Class A	21,224	43,934
John Wiley & Sons, Inc., Class A	1,064	51,338
Townsquare Media, Inc., Class A	7,673	77,958
		269,072
Multi-Utilities — 0.8%
Northwestern Energy Group, Inc.	1,365	78,105
Oil, Gas and Consumable Fuels — 8.6%
Chord Energy Corp.	939	122,286
Crescent Energy Co., Class A	18,986	207,897
Hess Midstream LP, Class A	4,707	166,016
3

		Shares/Principal Amount	Value
Mach Natural Resources LP		7,359	$117,744
TXO Partners LP		13,561	268,236
			882,179
Professional Services — 2.6%
Public Policy Holding Co., Inc.		35,615	62,346
Science Applications International Corp.		1,262	175,759
UL Solutions, Inc., Class A		512	25,242
			263,347
Residential REITs — 1.0%
UMH Properties, Inc.		5,065	99,629
Retail REITs — 0.2%
Kite Realty Group Trust		983	26,108
Semiconductors and Semiconductor Equipment — 2.3%
Amkor Technology, Inc.		1,920	58,752
Kulicke & Soffa Industries, Inc.		3,973	179,301
			238,053
Specialized REITs — 1.4%
EPR Properties		2,990	146,630
Specialty Retail — 1.2%
Penske Automotive Group, Inc.		762	123,764
Textiles, Apparel and Luxury Goods — 1.8%
Ralph Lauren Corp.		265	51,376
Tapestry, Inc.		2,881	135,349
			186,725
Tobacco — 0.8%
Turning Point Brands, Inc.		1,816	78,360
Trading Companies and Distributors — 1.9%
Applied Industrial Technologies, Inc.		712	158,869
Karat Packaging, Inc.		1,372	35,521
			194,390
TOTAL COMMON STOCKS (Cost $8,640,494)			9,845,813
PREFERRED STOCKS — 1.0%
Financial Services — 1.0%
Compass Diversified Holdings, 7.875% (Cost $105,017)		4,321	105,692
CONVERTIBLE BONDS — 0.1%
Building Products — 0.1%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $13,771)	CAD	19,000	11,382
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class		258,994	258,994
State Street Navigator Securities Lending Government Money Market Portfolio(3)		28,000	28,000
TOTAL SHORT-TERM INVESTMENTS (Cost $286,994)			286,994
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $9,046,276)			10,249,881
OTHER ASSETS AND LIABILITIES — 0.3%			32,009
TOTAL NET ASSETS — 100.0%			$10,281,890

4

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,422	GBP	19,828	Bank of America N.A.	12/20/24	$(83)
USD	26,429	GBP	19,829	Goldman Sachs & Co.	12/20/24	(76)
						$(159)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
GBP	–	British Pound
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,376. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $28,000.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $9,018,276) — including $27,376 of securities on loan	$10,221,881
Investment made with cash collateral received for securities on loan, at value (cost of $28,000)	28,000
Total investment securities, at value (cost of $9,046,276)	10,249,881
Receivable for investments sold	18,614
Receivable for capital shares sold	41,126
Dividends and interest receivable	18,282
Securities lending receivable	1,358
10,329,261

Liabilities
Payable for collateral received for securities on loan	28,000
Payable for investments purchased	11,018
Unrealized depreciation on forward foreign currency exchange contracts	159
Accrued management fees	8,094
Distribution and service fees payable	100
47,371

Net Assets	$10,281,890

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,991,736
Distributable earnings (loss)	1,290,154
$10,281,890

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$5,339,341	499,843	$10.68
I Class, $0.01 Par Value	$4,479,614	419,111	$10.69
A Class, $0.01 Par Value	$78,080	7,309	$10.68
R Class, $0.01 Par Value	$206,515	19,328	$10.68
R6 Class, $0.01 Par Value	$149,255	13,967	$10.69
G Class, $0.01 Par Value	$29,085	2,721	$10.69
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.33 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $304)	$137,897
Interest	4,538
Securities lending, net	3,501
145,936

Expenses:
Management fees	44,260
Distribution and service fees:
A Class	115
R Class	449
Directors' fees and expenses	137
44,961
Fees waived - G Class	(101)
44,860

Net investment income (loss)	101,076

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	177,102
Forward foreign currency exchange contract transactions	(3,839)
Foreign currency translation transactions	99
173,362

Change in net unrealized appreciation (depreciation) on:
Investments	256,872
Forward foreign currency exchange contracts	(369)
Translation of assets and liabilities in foreign currencies	2
256,505

Net realized and unrealized gain (loss)	429,867

Net Increase (Decrease) in Net Assets Resulting from Operations	$530,943

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$101,076	$148,574
Net realized gain (loss)	173,362	(30,728)
Change in net unrealized appreciation (depreciation)	256,505	956,688
Net increase (decrease) in net assets resulting from operations	530,943	1,074,534

Distributions to Shareholders
From earnings:
Investor Class	(47,110)	(58,593)
I Class	(48,917)	(73,583)
A Class	(920)	(706)
R Class	(1,506)	(2,091)
R6 Class	(1,428)	(1,344)
G Class	(437)	(756)
Decrease in net assets from distributions	(100,318)	(137,073)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,344,871	1,338,031

Net increase (decrease) in net assets	1,775,496	2,275,492

Net Assets
Beginning of period	8,506,394	6,230,902
End of period	$10,281,890	$8,506,394

See Notes to Financial Statements.
8

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Dividend Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
9

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$28,000	—	—	—	$28,000
Gross amount of recognized liabilities for securities lending transactions					$28,000
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 11% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G
10

Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $3,656,381 and $2,417,746, respectively.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	153,217	$1,569,025	169,707	$1,591,850
Issued in reinvestment of distributions	4,619	46,712	6,099	57,844
Redeemed	(28,228)	(287,134)	(88,474)	(826,367)
	129,608	1,328,603	87,332	823,327
I Class/Shares Authorized	20,000,000		20,000,000
Sold	17,213	176,507	424,424	3,997,389
Issued in reinvestment of distributions	4,852	48,917	7,776	73,583
Redeemed	(26,652)	(265,693)	(379,981)	(3,695,719)
	(4,587)	(40,269)	52,219	375,253
A Class/Shares Authorized	20,000,000		20,000,000
Sold	555	5,635	8,581	78,274
Issued in reinvestment of distributions	92	920	73	706
Redeemed	(4,557)	(44,793)	—	—
	(3,910)	(38,238)	8,654	78,980
R Class/Shares Authorized	20,000,000		20,000,000
Sold	4,891	49,417	14,785	139,244
Issued in reinvestment of distributions	149	1,500	221	2,091
Redeemed	(1,596)	(16,544)	(12,567)	(116,182)
	3,444	34,373	2,439	25,153
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	5,891	60,192	6,506	57,320
Issued in reinvestment of distributions	141	1,428	140	1,344
Redeemed	(167)	(1,655)	(2,471)	(24,102)
	5,865	59,965	4,175	34,562
G Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	44	437	80	756
Net increase (decrease)	130,464	$1,344,871	154,899	$1,338,031

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

12

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$9,783,467	$62,346	—
Preferred Stocks	105,692	—	—
Convertible Bonds	—	11,382	—
Short-Term Investments	286,994	—	—
	$10,176,153	$73,728	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$159	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $116,758.

The value of foreign currency risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $159 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(3,839) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(369) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,219,416
Gross tax appreciation of investments	$1,247,114
Gross tax depreciation of investments	(216,649)
Net tax appreciation (depreciation) of investments	$1,030,465

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.22	0.11	0.46	0.57	(0.11)	—	(0.11)	$10.68	5.62%	1.09%	1.09%	2.16%	2.16%	27%	$5,339
2024	$9.20	0.20	1.00	1.20	(0.18)	—	(0.18)	$10.22	13.27%	1.14%	1.14%	2.17%	2.17%	102%	$3,785
2023(4)	$10.00	0.23	(0.78)	(0.55)	(0.20)	(0.05)	(0.25)	$9.20	(5.40)%	1.10%	1.10%	2.52%	2.52%	54%	$2,604
I Class
2024(3)	$10.23	0.12	0.46	0.58	(0.12)	—	(0.12)	$10.69	5.72%	0.89%	0.89%	2.36%	2.36%	27%	$4,480
2024	$9.21	0.22	1.00	1.22	(0.20)	—	(0.20)	$10.23	13.60%	0.94%	0.94%	2.37%	2.37%	102%	$4,334
2023(4)	$10.00	0.46	(0.98)	(0.52)	(0.22)	(0.05)	(0.27)	$9.21	(5.22)%	0.90%	0.90%	2.72%	2.72%	54%	$3,420
A Class
2024(3)	$10.22	0.10	0.46	0.56	(0.10)	—	(0.10)	$10.68	5.49%	1.34%	1.34%	1.91%	1.91%	27%	$78
2024	$9.20	0.20	0.98	1.18	(0.16)	—	(0.16)	$10.22	12.99%	1.39%	1.39%	1.92%	1.92%	102%	$115
2023(4)	$10.00	0.19	(0.76)	(0.57)	(0.18)	(0.05)	(0.23)	$9.20	(5.62)%	1.35%	1.35%	2.27%	2.27%	54%	$24
R Class
2024(3)	$10.23	0.09	0.44	0.53	(0.08)	—	(0.08)	$10.68	5.26%	1.59%	1.59%	1.66%	1.66%	27%	$207
2024	$9.20	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.23	12.83%	1.64%	1.64%	1.67%	1.67%	102%	$162
2023(4)	$10.00	0.20	(0.79)	(0.59)	(0.16)	(0.05)	(0.21)	$9.20	(5.85)%	1.60%	1.60%	2.02%	2.02%	54%	$124
R6 Class
2024(3)	$10.23	0.13	0.46	0.59	(0.13)	—	(0.13)	$10.69	5.80%	0.74%	0.74%	2.51%	2.51%	27%	$149
2024	$9.21	0.24	1.00	1.24	(0.22)	—	(0.22)	$10.23	13.77%	0.79%	0.79%	2.52%	2.52%	102%	$83
2023(4)	$10.00	0.25	(0.76)	(0.51)	(0.23)	(0.05)	(0.28)	$9.21	(5.08)%	0.75%	0.75%	2.87%	2.87%	54%	$36
G Class
2024(3)	$10.23	0.17	0.45	0.62	(0.16)	—	(0.16)	$10.69	6.19%	0.00%	0.74%	3.25%	2.51%	27%	$29
2024	$9.21	0.31	1.00	1.31	(0.29)	—	(0.29)	$10.23	14.49%	0.05%	0.79%	3.26%	2.52%	102%	$27
2023(4)	$10.00	0.31	(0.75)	(0.44)	(0.30)	(0.05)	(0.35)	$9.21	(4.31)%	0.01%	0.75%	3.61%	2.87%	54%	$24

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)April 5, 2022 (fund inception) through March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the

Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
18

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97904 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Small Cap Value Fund
Investor Class (ASVIX)
I Class (ACVIX)
Y Class (ASVYX)
A Class (ACSCX)
C Class (ASVNX)
R Class (ASVRX)
R5 Class (ASVGX)
R6 Class (ASVDX)
G Class (ASVHX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Automobile Components — 0.7%
Visteon Corp.(1)	390,000	$37,143,600
Banks — 23.3%
Ameris Bancorp	865,000	53,967,350
Axos Financial, Inc.(1)	415,000	26,095,200
Banc of California, Inc.	2,110,000	31,080,300
BankUnited, Inc.	435,000	15,851,400
Columbia Banking System, Inc.	3,780,000	98,695,800
CVB Financial Corp.	4,245,000	75,645,900
First BanCorp	2,625,000	55,571,250
First Interstate BancSystem, Inc., Class A	1,780,000	54,610,400
First Merchants Corp.	690,000	25,668,000
FNB Corp.	9,160,000	129,247,600
Home BancShares, Inc.	3,820,000	103,483,800
Old National Bancorp	8,305,000	154,971,300
Pacific Premier Bancorp, Inc.	2,635,000	66,296,600
Popular, Inc.	675,000	67,682,250
Provident Financial Services, Inc.	780,000	14,476,800
SouthState Corp.	1,330,000	129,249,400
UMB Financial Corp.	925,000	97,226,750
Valley National Bancorp	1,265,000	11,460,900
Webster Financial Corp.	2,375,000	110,698,750
		1,321,979,750
Building Products — 0.7%
DIRTT Environmental Solutions(1)	7,107,428	3,706,524
Tecnoglass, Inc.(2)	530,000	36,389,800
		40,096,324
Capital Markets — 0.3%
StoneX Group, Inc.(1)	205,000	16,785,400
Chemicals — 1.2%
Ingevity Corp.(1)	785,000	30,615,000
Minerals Technologies, Inc.	455,000	35,139,650
		65,754,650
Commercial Services and Supplies — 3.4%
Brink's Co.	1,140,000	131,829,600
Deluxe Corp.	1,315,000	25,629,350
Loomis AB	1,085,000	35,646,502
		193,105,452
Containers and Packaging — 2.9%
Graphic Packaging Holding Co.	4,530,000	134,042,700
Pactiv Evergreen, Inc.	2,447,049	28,165,534
		162,208,234
Distributors — 0.7%
A-Mark Precious Metals, Inc.(2)	938,787	41,456,834
Electrical Equipment — 0.5%
Sensata Technologies Holding PLC	790,000	28,329,400
Electronic Equipment, Instruments and Components — 2.7%
Avnet, Inc.	1,505,000	81,736,550
Coherent Corp.(1)	775,000	68,905,250
		150,641,800
2

	Shares	Value
Energy Equipment and Services — 3.5%
Cactus, Inc., Class A	1,230,000	$73,394,100
ChampionX Corp.	4,120,000	124,218,000
		197,612,100
Financial Services — 5.7%
Compass Diversified Holdings(3)	4,300,000	95,159,000
Euronet Worldwide, Inc.(1)	845,000	83,849,350
EVERTEC, Inc.(3)	3,500,000	118,615,000
Repay Holdings Corp.(1)	3,075,000	25,092,000
		322,715,350
Gas Utilities — 0.6%
Southwest Gas Holdings, Inc.	461,123	34,012,433
Ground Transportation — 0.2%
Proficient Auto Logistics, Inc.(1)	1,000,000	14,180,000
Health Care Equipment and Supplies — 3.1%
Embecta Corp.	2,345,000	33,064,500
Enovis Corp.(1)	1,845,000	79,427,250
Envista Holdings Corp.(1)	3,100,000	61,256,000
		173,747,750
Health Care Providers and Services — 0.4%
AMN Healthcare Services, Inc.(1)	260,000	11,021,400
Patterson Cos., Inc.	665,000	14,523,600
		25,545,000
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	745,000	19,444,500
CareTrust REIT, Inc.	360,000	11,109,600
		30,554,100
Hotel & Resort REITs — 1.5%
Ryman Hospitality Properties, Inc.	780,000	83,647,200
Hotels, Restaurants and Leisure — 2.2%
Accel Entertainment, Inc.(1)	2,445,010	28,411,016
Boyd Gaming Corp.	885,000	57,215,250
Dave & Buster's Entertainment, Inc.(1)	1,215,000	41,370,750
		126,997,016
Household Durables — 2.7%
Cavco Industries, Inc.(1)	35,000	14,988,400
Champion Homes, Inc.(1)	597,042	56,629,434
M/I Homes, Inc.(1)	73,360	12,570,969
Meritage Homes Corp.	185,000	37,937,950
Taylor Morrison Home Corp.(1)	415,000	29,157,900
		151,284,653
Household Products — 1.6%
Spectrum Brands Holdings, Inc.	960,000	91,334,400
Industrial REITs — 2.3%
Americold Realty Trust, Inc.	1,475,000	41,698,250
Terreno Realty Corp.	1,350,000	90,220,500
		131,918,750
Insurance — 3.7%
Axis Capital Holdings Ltd.	1,700,000	135,337,000
Bowhead Specialty Holdings, Inc.(1)	377,241	10,566,520
Fidelis Insurance Holdings Ltd.	1,650,000	29,799,000
Hamilton Insurance Group Ltd., Class B(1)	1,715,000	33,168,100
		208,870,620
3

	Shares	Value
Leisure Products — 2.6%
BRP, Inc.(2)	686,652	$40,883,260
Brunswick Corp.	884,714	74,156,728
Solo Brands, Inc., Class A(1)(2)	4,490,000	6,330,900
Topgolf Callaway Brands Corp.(1)	2,430,000	26,681,400
		148,052,288
Machinery — 5.2%
Atmus Filtration Technologies, Inc.	1,130,000	42,408,900
Gates Industrial Corp. PLC(1)	4,608,676	80,882,264
Hillman Solutions Corp.(1)	3,550,000	37,488,000
Luxfer Holdings PLC	498,496	6,455,523
Timken Co.	1,535,000	129,385,150
		296,619,837
Media — 1.4%
Cable One, Inc.(2)	160,000	55,966,400
Entravision Communications Corp., Class A(3)	7,955,000	16,466,850
Townsquare Media, Inc., Class A	516,013	5,242,692
		77,675,942
Oil, Gas and Consumable Fuels — 8.1%
Chord Energy Corp.	545,000	70,975,350
Crescent Energy Co., Class A	6,170,000	67,561,500
Mach Natural Resources LP	1,730,000	27,680,000
Magnolia Oil & Gas Corp., Class A(2)	4,685,000	114,407,700
Northern Oil & Gas, Inc.(2)	2,915,000	103,220,150
Permian Resources Corp.	4,215,000	57,366,150
TXO Partners LP	825,000	16,318,500
		457,529,350
Personal Care Products — 1.6%
Edgewell Personal Care Co.	2,440,000	88,669,600
Professional Services — 2.9%
Barrett Business Services, Inc.	145,000	5,438,950
First Advantage Corp.(1)	580,000	11,513,000
IBEX Holdings Ltd.(1)	830,098	16,585,358
Korn Ferry	570,000	42,886,800
NV5 Global, Inc.(1)	405,000	37,859,400
Science Applications International Corp.	370,000	51,529,900
		165,813,408
Residential REITs — 0.6%
UMH Properties, Inc.	1,810,000	35,602,700
Semiconductors and Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	1,050,000	32,130,000
Axcelis Technologies, Inc.(1)	600,000	62,910,000
Kulicke & Soffa Industries, Inc.	1,525,000	68,823,250
		163,863,250
Software — 0.9%
Teradata Corp.(1)	1,763,333	53,499,523
Specialized REITs — 0.5%
EPR Properties	580,000	28,443,200
Specialty Retail — 2.0%
MarineMax, Inc.(1)(3)	1,538,152	54,250,621
OneWater Marine, Inc., Class A(1)(2)(3)	1,311,144	31,349,453
Penske Automotive Group, Inc.	165,000	26,799,300
		112,399,374
Textiles, Apparel and Luxury Goods — 2.1%
Capri Holdings Ltd.(1)	680,000	28,859,200
Tapestry, Inc.	1,895,000	89,027,100
		117,886,300
4

	Shares	Value
Tobacco — 0.4%
Turning Point Brands, Inc.	543,494	$23,451,766
Trading Companies and Distributors — 4.2%
Beacon Roofing Supply, Inc.(1)	1,015,000	87,726,450
DXP Enterprises, Inc.(1)	515,000	27,480,400
GMS, Inc.(1)	1,205,000	109,136,850
Titan Machinery, Inc.(1)	940,000	13,094,200
		237,437,900
TOTAL COMMON STOCKS (Cost $4,548,961,492)		5,656,865,254
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,802	50,802
State Street Navigator Securities Lending Government Money Market Portfolio(4)	14,700,613	14,700,613
		14,751,415
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $905,042), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $888,264)		888,145
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $10,821,225), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $10,610,426)		10,609,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.25% - 4.00%, 2/15/25 - 12/15/25, valued at $3,625,652), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $3,554,476)		3,554,000
		15,051,145
TOTAL SHORT-TERM INVESTMENTS (Cost $29,802,560)		29,802,560
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $4,578,764,052)		5,686,667,814
OTHER ASSETS AND LIABILITIES — (0.3)%		(17,265,890)
TOTAL NET ASSETS — 100.0%		$5,669,401,924

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,667,248	SEK	312,273,850	Citibank N.A.	12/20/24	$(201,158)

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,591,452. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,553,912, which includes securities collateral of $15,853,299.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $4,291,618,231) — including $29,591,452 of securities on loan	$5,356,126,277
Investment securities - affiliated, at value (cost of $272,445,208) — including $1,031,454 of securities on loan	315,840,924
Investment made with cash collateral received for securities on loan, at value (cost of $14,700,613)	14,700,613
Total investment securities, at value (cost of $4,578,764,052)	5,686,667,814
Receivable for investments sold	6,215,044
Receivable for capital shares sold	2,324,422
Dividends and interest receivable	8,030,656
Securities lending receivable	1,239
5,703,239,175

Liabilities
Payable for collateral received for securities on loan	14,700,613
Payable for investments purchased	6,055,747
Payable for capital shares redeemed	9,332,736
Unrealized depreciation on forward foreign currency exchange contracts	201,158
Accrued management fees	3,511,531
Distribution and service fees payable	35,466
33,837,251

Net Assets	$5,669,401,924

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,445,501,192
Distributable earnings (loss)	1,223,900,732
$5,669,401,924

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$711,708,081	64,515,259	$11.03
I Class, $0.01 Par Value	$1,854,677,690	165,959,387	$11.18
Y Class, $0.01 Par Value	$63,124,170	5,638,237	$11.20
A Class, $0.01 Par Value	$82,371,665	7,581,082	$10.87
C Class, $0.01 Par Value	$19,590,904	1,962,950	$9.98
R Class, $0.01 Par Value	$7,221,287	671,090	$10.76
R5 Class, $0.01 Par Value	$10,019,609	895,717	$11.19
R6 Class, $0.01 Par Value	$2,418,066,256	216,316,486	$11.18
G Class, $0.01 Par Value	$502,622,262	44,832,397	$11.21
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.53 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $5,481,072 from affiliates and net of foreign taxes withheld of $419,252)	$59,415,752
Interest	609,536
Securities lending, net	63,160
60,088,448

Expenses:
Management fees	23,452,299
Distribution and service fees:
A Class	102,863
C Class	98,107
R Class	17,546
Directors' fees and expenses	88,008
Other expenses	12,249
23,771,072
Fees waived - G Class	(1,790,471)
21,980,601

Net investment income (loss)	38,107,847

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(16,179,945) from affiliates)	205,392,152
Forward foreign currency exchange contract transactions	(766,960)
Foreign currency translation transactions	9,766
204,634,958

Change in net unrealized appreciation (depreciation) on:
Investments (including $8,702,860 from affiliates)	(120,971,458)
Forward foreign currency exchange contracts	(624,770)
Translation of assets and liabilities in foreign currencies	(266)
(121,596,494)

Net realized and unrealized gain (loss)	83,038,464

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,146,311

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$38,107,847	$75,005,823
Net realized gain (loss)	204,634,958	57,667,739
Change in net unrealized appreciation (depreciation)	(121,596,494)	831,800,719
Net increase (decrease) in net assets resulting from operations	121,146,311	964,474,281

Distributions to Shareholders
From earnings:
Investor Class	(3,780,504)	(7,887,176)
I Class	(11,692,303)	(23,391,385)
Y Class	(442,106)	(860,028)
A Class	(344,996)	(662,429)
C Class	(15,649)	(16,721)
R Class	(21,129)	(36,279)
R5 Class	(61,559)	(151,011)
R6 Class	(16,722,985)	(29,602,557)
G Class	(5,188,012)	(8,168,336)
Decrease in net assets from distributions	(38,269,243)	(70,775,922)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(411,231,676)	(239,884,392)

Net increase (decrease) in net assets	(328,354,608)	653,813,967

Net Assets
Beginning of period	5,997,756,532	5,343,942,565
End of period	$5,669,401,924	$5,997,756,532

See Notes to Financial Statements.
8

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
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Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$14,700,613	—	—	—	$14,700,613
Gross amount of recognized liabilities for securities lending transactions					$14,700,613
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 5% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or
10

custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.25%	1.08%
I Class	0.80% to 1.05%	0.88%
Y Class	0.65% to 0.90%	0.73%
A Class	1.00% to 1.25%	1.08%
C Class	1.00% to 1.25%	1.08%
R Class	1.00% to 1.25%	1.08%
R5 Class	0.80% to 1.05%	0.88%
R6 Class	0.65% to 0.90%	0.73%
G Class	0.65% to 0.90%	0.00%(1)
(1)Effective annual management fee before waiver was 0.73%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $1,064,336,216 and $1,433,938,528, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	3,021,155	$31,928,815	6,545,672	$62,442,337
Issued in reinvestment of distributions	345,984	3,630,364	778,873	7,615,437
Redeemed	(7,938,133)	(84,029,528)	(32,334,631)	(306,746,865)
	(4,570,994)	(48,470,349)	(25,010,086)	(236,689,091)
I Class/Shares Authorized	1,660,000,000		1,660,000,000
Sold	12,983,450	138,452,663	46,469,978	450,847,825
Issued in reinvestment of distributions	991,724	10,541,539	2,076,624	20,622,912
Redeemed	(35,739,270)	(386,523,045)	(72,703,445)	(699,798,725)
	(21,764,096)	(237,528,843)	(24,156,843)	(228,327,988)
Y Class/Shares Authorized	70,000,000		70,000,000
Sold	634,185	6,736,763	1,587,409	15,635,659
Issued in reinvestment of distributions	27,121	289,232	52,064	518,059
Redeemed	(882,022)	(9,575,457)	(2,952,325)	(28,775,617)
	(220,716)	(2,549,462)	(1,312,852)	(12,621,899)
A Class/Shares Authorized	80,000,000		80,000,000
Sold	522,637	5,490,298	1,471,768	13,734,679
Issued in reinvestment of distributions	30,098	310,560	62,235	599,514
Redeemed	(1,240,963)	(12,951,189)	(3,076,512)	(28,844,914)
	(688,228)	(7,150,331)	(1,542,509)	(14,510,721)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	82,766	794,892	215,433	1,863,576
Issued in reinvestment of distributions	1,528	14,132	1,535	13,292
Redeemed	(269,458)	(2,560,195)	(611,260)	(5,274,564)
	(185,164)	(1,751,171)	(394,292)	(3,397,696)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	91,555	947,853	182,149	1,697,228
Issued in reinvestment of distributions	2,074	21,129	3,818	36,270
Redeemed	(92,951)	(950,564)	(293,876)	(2,630,725)
	678	18,418	(107,909)	(897,227)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	83,230	900,489	437,167	4,100,968
Issued in reinvestment of distributions	5,764	61,382	15,340	151,011
Redeemed	(165,829)	(1,786,464)	(1,013,865)	(9,420,852)
	(76,835)	(824,593)	(561,358)	(5,168,873)
R6 Class/Shares Authorized	1,755,000,000		1,755,000,000
Sold	17,320,927	186,356,849	65,988,501	642,204,796
Issued in reinvestment of distributions	1,518,412	16,171,153	2,881,936	28,664,729
Redeemed	(27,847,022)	(299,275,680)	(56,402,984)	(545,078,737)
	(9,007,683)	(96,747,678)	12,467,453	125,790,788
G Class/Shares Authorized	300,000,000		300,000,000
Sold	1,603,751	17,094,452	18,664,291	181,600,536
Issued in reinvestment of distributions	485,361	5,188,012	811,379	8,168,336
Redeemed	(3,482,959)	(38,510,131)	(5,233,175)	(53,830,557)
	(1,393,847)	(16,227,667)	14,242,495	135,938,315
Net increase (decrease)	(37,906,885)	$(411,231,676)	(26,375,901)	$(239,884,392)

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6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2024 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.(1)(2)	$44,654	—	$16,364	$13,166	—(2)	—(2)	$5,101	$465
Compass Diversified Holdings	106,630	$1,363	4,756	(8,078)	$95,159	4,300	(258)	2,198
Deluxe Corp.(2)	45,710	—	36,325	16,244	—(2)	—(2)	(15,834)	934
Edgewell Personal Care Co.(2)	97,759	—	3,694	(5,395)	—(2)	—(2)	(89)	744
Entravision Communications Corp., Class A	13,046	—	—	3,421	16,467	7,955	—	796
EVERTEC, Inc.	130,872	13,809	8,189	(17,877)	118,615	3,500	(925)	344
IBEX Holdings Ltd.(2)(3)	14,979	1,310	4,631	4,927	—(2)	—(2)	(455)	—
MarineMax, Inc.(3)	58,704	3,371	15,035	7,211	54,251	1,538	(3,237)	—
OneWater Marine, Inc., Class A(1)(3)	37,440	501	1,676	(4,916)	31,349	1,311	(483)	—
	$549,794	$20,354	$90,670	$8,703	$315,841	18,604	$(16,180)	$5,481
(1)Security, or a portion thereof, is on loan.
(2)Company was not an affiliate at September 30, 2024.
(3)Non-income producing.

7. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,621,218,752	$35,646,502	—
Short-Term Investments	14,751,415	15,051,145	—
	$5,635,970,167	$50,697,647	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$201,158	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or
13

depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $33,489,326.

The value of foreign currency risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $201,158 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(766,960) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(624,770) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,689,452,019
Gross tax appreciation of investments	$1,231,529,558
Gross tax depreciation of investments	(234,313,763)
Net tax appreciation (depreciation) of investments	$997,215,795

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.86	0.06	0.17	0.23	(0.06)	—	(0.06)	$11.03	2.12%	1.08%	1.08%	1.04%	1.04%	19%	$711,708
2024	$9.24	0.10	1.62	1.72	(0.10)	—	(0.10)	$10.86	18.72%	1.09%	1.09%	1.12%	1.12%	46%	$750,408
2023	$10.40	0.07	(0.92)	(0.85)	(0.06)	(0.25)	(0.31)	$9.24	(8.04)%	1.09%	1.09%	0.74%	0.74%	44%	$869,441
2022	$10.74	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$10.40	4.45%	1.09%	1.09%	0.35%	0.35%	43%	$1,107,942
2021	$5.20	0.03	5.55	5.58	(0.04)	—	(0.04)	$10.74	107.63%	1.19%	1.19%	0.46%	0.46%	72%	$958,579
2020	$7.05	0.05	(1.71)	(1.66)	(0.04)	(0.15)	(0.19)	$5.20	(24.44)%	1.25%	1.25%	0.71%	0.71%	71%	$439,030
I Class
2024(3)	$11.00	0.07	0.18	0.25	(0.07)	—	(0.07)	$11.18	2.28%	0.88%	0.88%	1.24%	1.24%	19%	$1,854,678
2024	$9.36	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.00	18.93%	0.89%	0.89%	1.32%	1.32%	46%	$2,065,440
2023	$10.53	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.36	(7.86)%	0.89%	0.89%	0.94%	0.94%	44%	$1,982,752
2022	$10.86	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.53	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$2,691,383
2021	$5.26	0.05	5.61	5.66	(0.06)	—	(0.06)	$10.86	108.04%	0.99%	0.99%	0.66%	0.66%	72%	$2,049,527
2020	$7.13	0.07	(1.74)	(1.67)	(0.05)	(0.15)	(0.20)	$5.26	(24.30)%	1.05%	1.05%	0.91%	0.91%	71%	$407,147
Y Class
2024(3)	$11.02	0.08	0.18	0.26	(0.08)	—	(0.08)	$11.20	2.36%	0.73%	0.73%	1.39%	1.39%	19%	$63,124
2024	$9.37	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.02	19.19%	0.74%	0.74%	1.47%	1.47%	46%	$64,579
2023	$10.54	0.10	(0.92)	(0.82)	(0.10)	(0.25)	(0.35)	$9.37	(7.72)%	0.74%	0.74%	1.09%	1.09%	44%	$67,231
2022	$10.88	0.08	0.45	0.53	(0.10)	(0.77)	(0.87)	$10.54	4.75%	0.74%	0.74%	0.70%	0.70%	43%	$106,557
2021	$5.27	0.06	5.62	5.68	(0.07)	—	(0.07)	$10.88	108.41%	0.84%	0.84%	0.81%	0.81%	72%	$66,827
2020	$7.14	0.09	(1.75)	(1.66)	(0.06)	(0.15)	(0.21)	$5.27	(24.15)%	0.90%	0.90%	1.06%	1.06%	71%	$24,079
A Class
2024(3)	$10.70	0.04	0.17	0.21	(0.04)	—	(0.04)	$10.87	2.03%	1.33%	1.33%	0.79%	0.79%	19%	$82,372
2024	$9.10	0.08	1.59	1.67	(0.07)	—	(0.07)	$10.70	18.49%	1.34%	1.34%	0.87%	0.87%	46%	$88,474
2023	$10.25	0.05	(0.91)	(0.86)	(0.04)	(0.25)	(0.29)	$9.10	(8.30)%	1.34%	1.34%	0.49%	0.49%	44%	$89,315
2022	$10.60	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$10.25	4.20%	1.34%	1.34%	0.10%	0.10%	43%	$113,658
2021	$5.13	0.02	5.47	5.49	(0.02)	—	(0.02)	$10.60	107.16%	1.44%	1.44%	0.21%	0.21%	72%	$94,533
2020	$6.96	0.03	(1.69)	(1.66)	(0.02)	(0.15)	(0.17)	$5.13	(24.66)%	1.50%	1.50%	0.46%	0.46%	71%	$48,260

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$9.83	—(4)	0.16	0.16	(0.01)	—	(0.01)	$9.98	1.61%	2.08%	2.08%	0.04%	0.04%	19%	$19,591
2024	$8.37	0.01	1.46	1.47	(0.01)	—	(0.01)	$9.83	17.54%	2.09%	2.09%	0.12%	0.12%	46%	$21,117
2023	$9.48	(0.02)	(0.84)	(0.86)	—(4)	(0.25)	(0.25)	$8.37	(8.99)%	2.09%	2.09%	(0.26)%	(0.26)%	44%	$21,277
2022	$9.90	(0.06)	0.42	0.36	(0.01)	(0.77)	(0.78)	$9.48	3.49%	2.09%	2.09%	(0.65)%	(0.65)%	43%	$26,317
2021	$4.82	(0.04)	5.12	5.08	—	—	—	$9.90	105.39%	2.19%	2.19%	(0.54)%	(0.54)%	72%	$15,448
2020	$6.57	(0.02)	(1.58)	(1.60)	—	(0.15)	(0.15)	$4.82	(25.11)%	2.25%	2.25%	(0.29)%	(0.29)%	71%	$2,556
R Class
2024(3)	$10.60	0.03	0.16	0.19	(0.03)	—	(0.03)	$10.76	1.82%	1.58%	1.58%	0.54%	0.54%	19%	$7,221
2024	$9.02	0.06	1.57	1.63	(0.05)	—	(0.05)	$10.60	18.14%	1.59%	1.59%	0.62%	0.62%	46%	$7,104
2023	$10.16	0.02	(0.89)	(0.87)	(0.02)	(0.25)	(0.27)	$9.02	(8.44)%	1.59%	1.59%	0.24%	0.24%	44%	$7,017
2022	$10.53	(0.02)	0.44	0.42	(0.02)	(0.77)	(0.79)	$10.16	3.87%	1.59%	1.59%	(0.15)%	(0.15)%	43%	$7,314
2021	$5.10	—(4)	5.43	5.43	—(4)	—	—(4)	$10.53	106.61%	1.69%	1.69%	(0.04)%	(0.04)%	72%	$5,120
2020	$6.92	0.01	(1.68)	(1.67)	—(4)	(0.15)	(0.15)	$5.10	(24.80)%	1.75%	1.75%	0.21%	0.21%	71%	$2,299
R5 Class
2024(3)	$11.01	0.07	0.18	0.25	(0.07)	—	(0.07)	$11.19	2.28%	0.88%	0.88%	1.24%	1.24%	19%	$10,020
2024	$9.37	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.01	18.91%	0.89%	0.89%	1.32%	1.32%	46%	$10,710
2023	$10.54	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.37	(7.85)%	0.89%	0.89%	0.94%	0.94%	44%	$14,369
2022	$10.87	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.54	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$14,646
2021	$5.26	0.05	5.62	5.67	(0.06)	—	(0.06)	$10.87	108.23%	0.99%	0.99%	0.66%	0.66%	72%	$9,870
2020	$7.14	0.06	(1.74)	(1.68)	(0.05)	(0.15)	(0.20)	$5.26	(24.41)%	1.05%	1.05%	0.91%	0.91%	71%	$3,373
R6 Class
2024(3)	$11.01	0.08	0.17	0.25	(0.08)	—	(0.08)	$11.18	2.27%	0.73%	0.73%	1.39%	1.39%	19%	$2,418,066
2024	$9.36	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.01	19.21%	0.74%	0.74%	1.47%	1.47%	46%	$2,479,758
2023	$10.53	0.11	(0.93)	(0.82)	(0.10)	(0.25)	(0.35)	$9.36	(7.73)%	0.74%	0.74%	1.09%	1.09%	44%	$1,992,368
2022	$10.86	0.08	0.46	0.54	(0.10)	(0.77)	(0.87)	$10.53	4.86%	0.74%	0.74%	0.70%	0.70%	43%	$1,779,113
2021	$5.26	0.06	5.61	5.67	(0.07)	—	(0.07)	$10.86	108.42%	0.84%	0.84%	0.81%	0.81%	72%	$943,344
2020	$7.13	0.08	(1.74)	(1.66)	(0.06)	(0.15)	(0.21)	$5.26	(24.19)%	0.90%	0.90%	1.06%	1.06%	71%	$290,444

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$11.04	0.11	0.17	0.28	(0.11)	—	(0.11)	$11.21	2.63%	0.00%	0.73%	2.12%	1.39%	19%	$502,622
2024	$9.39	0.22	1.64	1.86	(0.21)	—	(0.21)	$11.04	20.01%	0.00%	0.74%	2.21%	1.47%	46%	$510,166
2023	$10.55	0.18	(0.93)	(0.75)	(0.16)	(0.25)	(0.41)	$9.39	(7.04)%	0.01%	0.74%	1.82%	1.09%	44%	$300,172
2022	$10.89	0.16	0.45	0.61	(0.18)	(0.77)	(0.95)	$10.55	5.62%	0.00%	0.74%	1.44%	0.70%	43%	$343,209
2021	$5.29	0.12	5.63	5.75	(0.15)	—	(0.15)	$10.89	110.06%	0.00%	0.84%	1.65%	0.81%	72%	$359,758
2020	$7.25	0.15	(1.85)	(1.70)	(0.11)	(0.15)	(0.26)	$5.29	(24.58)%	0.00%	0.90%	1.96%	1.06%	71%	$139,749

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
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•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for the one-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes
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the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90806 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Value Fund
Investor Class (TWVLX)
I Class (AVLIX)
Y Class (AVUYX)
A Class (TWADX)
C Class (ACLCX)
R Class (AVURX)
R5 Class (AVUGX)
R6 Class (AVUDX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Aerospace and Defense — 1.9%
L3Harris Technologies, Inc.	61,510	$14,631,384
RTX Corp.	227,151	27,521,615
		42,152,999
Air Freight and Logistics — 1.4%
United Parcel Service, Inc., Class B	229,126	31,239,039
Automobile Components — 1.5%
Aptiv PLC(1)	205,526	14,799,927
BorgWarner, Inc.	495,565	17,984,054
		32,783,981
Automobiles — 0.8%
General Motors Co.	382,912	17,169,774
Banks — 9.6%
Bank of America Corp.	1,103,475	43,785,888
Commerce Bancshares, Inc.	181,815	10,799,811
JPMorgan Chase & Co.	270,497	57,036,997
PNC Financial Services Group, Inc.	89,148	16,479,008
Truist Financial Corp.	589,236	25,201,624
U.S. Bancorp	1,112,933	50,894,426
Wells Fargo & Co.	195,099	11,021,143
		215,218,897
Beverages — 2.4%
Heineken Holding NV	122,648	9,266,142
Heineken NV	184,372	16,366,721
Pernod Ricard SA(2)	183,920	27,825,688
		53,458,551
Building Products — 0.5%
Cie de Saint-Gobain SA	124,992	11,399,576
Capital Markets — 5.6%
Bank of New York Mellon Corp.	523,117	37,591,188
BlackRock, Inc.	15,327	14,553,140
Charles Schwab Corp.	434,291	28,146,400
Northern Trust Corp.	196,494	17,690,355
State Street Corp.	143,982	12,738,087
T. Rowe Price Group, Inc.	145,395	15,837,877
		126,557,047
Chemicals — 0.5%
Akzo Nobel NV	167,288	11,817,412
Communications Equipment — 3.4%
Cisco Systems, Inc.	1,012,615	53,891,370
F5, Inc.(1)	106,605	23,474,421
		77,365,791
Consumer Staples Distribution & Retail — 2.1%
Dollar Tree, Inc.(1)	279,326	19,642,205
Koninklijke Ahold Delhaize NV	791,431	27,358,598
		47,000,803
Containers and Packaging — 0.8%
Packaging Corp. of America	81,256	17,502,542
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	1,308,115	28,778,530
2

	Shares	Value
Verizon Communications, Inc.	992,493	$44,572,861
		73,351,391
Electric Utilities — 4.2%
Duke Energy Corp.	193,194	22,275,268
Edison International	261,647	22,786,837
Evergy, Inc.	274,584	17,026,954
Eversource Energy	220,459	15,002,235
Xcel Energy, Inc.	272,486	17,793,336
		94,884,630
Electrical Equipment — 0.8%
Emerson Electric Co.	167,367	18,304,929
Energy Equipment and Services — 1.1%
Baker Hughes Co.	701,642	25,364,358
Entertainment — 1.3%
Walt Disney Co.	293,816	28,262,161
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class A(1)	129	89,162,220
Berkshire Hathaway, Inc., Class B(1)	7,186	3,307,428
		92,469,648
Food Products — 2.9%
Conagra Brands, Inc.	930,217	30,250,657
Kraft Heinz Co.	416,459	14,621,875
Mondelez International, Inc., Class A	265,761	19,578,613
		64,451,145
Gas Utilities — 1.0%
Atmos Energy Corp.	80,697	11,193,481
ONE Gas, Inc.	158,734	11,812,984
		23,006,465
Ground Transportation — 1.2%
Heartland Express, Inc.	839,761	10,312,265
Norfolk Southern Corp.	64,190	15,951,215
		26,263,480
Health Care Equipment and Supplies — 5.5%
GE HealthCare Technologies, Inc.(1)	132,232	12,409,973
Medtronic PLC	776,857	69,940,436
Zimmer Biomet Holdings, Inc.	380,034	41,024,670
		123,375,079
Health Care Providers and Services — 4.8%
Centene Corp.(1)	224,896	16,930,171
CVS Health Corp.	497,814	31,302,545
Henry Schein, Inc.(1)	262,548	19,139,749
Labcorp Holdings, Inc.	93,919	20,989,018
Universal Health Services, Inc., Class B	86,395	19,785,319
		108,146,802
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	732,378	16,749,485
Ventas, Inc.	189,627	12,160,779
		28,910,264
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	75,657	12,156,567
Household Products — 1.7%
Kimberly-Clark Corp.	164,455	23,398,657
Reckitt Benckiser Group PLC	261,350	15,990,490
		39,389,147
3

	Shares	Value
Industrial Conglomerates — 0.7%
Siemens AG	77,130	$15,604,005
Insurance — 2.0%
Allstate Corp.	123,295	23,382,897
Willis Towers Watson PLC	70,780	20,846,833
		44,229,730
Leisure Products — 0.4%
Mattel, Inc.(1)	473,973	9,029,186
Machinery — 1.8%
Dover Corp.	67,357	12,915,031
IMI PLC	639,860	15,567,886
Oshkosh Corp.	116,287	11,653,120
		40,136,037
Media — 0.6%
Interpublic Group of Cos., Inc.	411,540	13,017,010
Multi-Utilities — 1.0%
WEC Energy Group, Inc.	237,274	22,821,013
Oil, Gas and Consumable Fuels — 7.7%
Chevron Corp.	248,269	36,562,576
Enterprise Products Partners LP	422,650	12,303,341
Exxon Mobil Corp.	511,149	59,916,886
Occidental Petroleum Corp.	383,969	19,789,762
Shell PLC	691,517	22,434,006
TotalEnergies SE(2)	340,309	22,098,060
		173,104,631
Paper and Forest Products — 0.5%
Mondi PLC	553,949	10,566,853
Passenger Airlines — 0.8%
Southwest Airlines Co.	637,569	18,891,169
Personal Care Products — 2.4%
Kenvue, Inc.	1,012,678	23,423,242
Unilever PLC	479,747	31,139,672
		54,562,914
Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	474,775	24,564,858
Johnson & Johnson	426,582	69,131,879
Merck & Co., Inc.	105,214	11,948,102
Pfizer, Inc.	1,344,635	38,913,737
Roche Holding AG	70,858	22,675,775
Sanofi SA	172,163	19,822,703
		187,057,054
Residential REITs — 0.6%
Equity Residential	180,587	13,446,508
Retail REITs — 2.1%
Agree Realty Corp.	236,838	17,841,007
Realty Income Corp.	217,589	13,799,494
Regency Centers Corp.	210,423	15,198,853
		46,839,354
Semiconductors and Semiconductor Equipment — 2.5%
Intel Corp.	880,278	20,651,322
QUALCOMM, Inc.	134,553	22,880,737
STMicroelectronics NV	400,823	11,970,314
		55,502,373
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	265,306	9,516,526
4

	Shares	Value
Trading Companies and Distributors — 1.3%
Beacon Roofing Supply, Inc.(1)	130,645	$11,291,648
MSC Industrial Direct Co., Inc., Class A	208,003	17,900,738
		29,192,386
TOTAL COMMON STOCKS (Cost $1,565,640,921)		2,185,519,227
SHORT-TERM INVESTMENTS — 3.7%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	235,366	235,366
State Street Navigator Securities Lending Government Money Market Portfolio(3)	24,895,668	24,895,668
		25,131,034
Repurchase Agreements — 2.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $3,407,924), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $3,344,745)		3,344,297
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $40,749,151), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $39,955,371)		39,950,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.625% - 2.875%, 3/31/26 - 5/15/32, valued at $13,651,525), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $13,383,792)		13,382,000
		56,676,297
TOTAL SHORT-TERM INVESTMENTS (Cost $81,807,331)		81,807,331
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $1,647,448,252)		2,267,326,558
OTHER ASSETS AND LIABILITIES — (1.0)%		(22,125,904)
TOTAL NET ASSETS — 100.0%		$2,245,200,654

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,436,427	CHF	7,107,943	Morgan Stanley	12/20/24	$(35,365)
USD	8,439,533	CHF	7,107,943	UBS AG	12/20/24	(32,259)
EUR	10,331,984	USD	11,577,485	JPMorgan Chase Bank N.A.	12/20/24	(39,563)
USD	40,808,991	EUR	36,544,946	Citibank N.A.	12/20/24	(1,442)
USD	40,779,774	EUR	36,544,945	Goldman Sachs & Co.	12/20/24	(30,659)
USD	40,805,903	EUR	36,544,945	JPMorgan Chase Bank N.A.	12/20/24	(4,530)
USD	40,772,099	EUR	36,544,945	UBS AG	12/20/24	(38,334)
USD	24,921,238	GBP	18,702,618	Bank of America N.A.	12/20/24	(78,774)
USD	24,928,719	GBP	18,702,618	Goldman Sachs & Co.	12/20/24	(71,293)
						$(332,219)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,646,998. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,895,668.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,622,552,584) — including $23,646,998 of securities on loan	$2,242,430,890
Investment made with cash collateral received for securities on loan, at value (cost of $24,895,668)	24,895,668
Total investment securities, at value (cost of $1,647,448,252)	2,267,326,558
Foreign currency holdings, at value (cost of $2)	2
Receivable for investments sold	895,966
Receivable for capital shares sold	938,052
Dividends and interest receivable	4,008,236
Securities lending receivable	2,021
2,273,170,835

Liabilities
Payable for collateral received for securities on loan	24,895,668
Payable for capital shares redeemed	1,019,996
Unrealized depreciation on forward foreign currency exchange contracts	332,219
Accrued management fees	1,611,677
Distribution and service fees payable	110,621
27,970,181

Net Assets	$2,245,200,654

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,527,623,412
Distributable earnings (loss)	717,577,242
$2,245,200,654

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,191,746,444	138,635,989	$8.60
I Class, $0.01 Par Value	$522,085,284	60,546,303	$8.62
Y Class, $0.01 Par Value	$130,648,762	15,149,394	$8.62
A Class, $0.01 Par Value	$52,955,866	6,171,610	$8.58
C Class, $0.01 Par Value	$5,597,213	669,802	$8.36
R Class, $0.01 Par Value	$234,758,189	27,328,610	$8.59
R5 Class, $0.01 Par Value	$9,433	1,094	$8.62
R6 Class, $0.01 Par Value	$107,399,463	12,450,040	$8.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.10 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $932,415)	$33,267,078
Interest	1,309,671
Securities lending, net	26,223
34,602,972

Expenses:
Management fees	9,816,691
Distribution and service fees:
A Class	68,830
C Class	28,171
R Class	572,753
Directors' fees and expenses	33,587
Other expenses	2,009
10,522,041
Fees waived(1)	(155,383)
10,366,658

Net investment income (loss)	24,236,314

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	93,196,573
Forward foreign currency exchange contract transactions	(5,616,931)
Foreign currency translation transactions	(15,326)
87,564,316

Change in net unrealized appreciation (depreciation) on:
Investments	(1,195,610)
Forward foreign currency exchange contracts	(1,296,336)
Translation of assets and liabilities in foreign currencies	58,088
(2,433,858)

Net realized and unrealized gain (loss)	85,130,458

Net Increase (Decrease) in Net Assets Resulting from Operations	$109,366,772
(1)Amount consists of $82,374, $35,943, $9,334, $3,939, $402, $16,340, $150 and $6,901 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$24,236,314	$46,400,861
Net realized gain (loss)	87,564,316	139,158,283
Change in net unrealized appreciation (depreciation)	(2,433,858)	105,922,187
Net increase (decrease) in net assets resulting from operations	109,366,772	291,481,331

Distributions to Shareholders
From earnings:
Investor Class	(13,298,965)	(82,926,021)
I Class	(6,299,301)	(34,686,451)
Y Class	(1,880,876)	(9,293,573)
A Class	(556,975)	(3,989,784)
C Class	(37,719)	(421,937)
R Class	(2,070,666)	(15,297,131)
R5 Class	(20,598)	(199,167)
R6 Class	(1,311,766)	(6,514,811)
Decrease in net assets from distributions	(25,476,866)	(153,328,875)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(68,185,246)	(46,240,566)

Net increase (decrease) in net assets	15,704,660	91,911,890

Net Assets
Beginning of period	2,229,495,994	2,137,584,104
End of period	$2,245,200,654	$2,229,495,994

See Notes to Financial Statements.
8

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
9

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$24,895,668	—	—	—	$24,895,668
Gross amount of recognized liabilities for securities lending transactions					$24,895,668
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or
10

custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). From April 1, 2024 through July 31, 2024, the investment advisor agreed to waive 0.015% of the fund's management fee. Effective August 1, 2024, the investment advisor terminated the waiver. Effective August 1, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.967% for Investor Class, A Class, C Class and R Class, 0.767% for I Class and R5 Class, and 0.617% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.85% to 1.00%	0.98%	0.97%
I Class	0.65% to 0.80%	0.78%	0.77%
Y Class	0.50% to 0.65%	0.63%	0.62%
A Class	0.85% to 1.00%	0.98%	0.97%
C Class	0.85% to 1.00%	0.98%	0.97%
R Class	0.85% to 1.00%	0.98%	0.97%
R5 Class	0.65% to 0.80%	0.78%	0.77%
R6 Class	0.50% to 0.65%	0.63%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $474,809,525 and $556,175,380, respectively.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,350,000,000		1,350,000,000
Sold	2,102,815	$17,204,184	5,242,097	$41,001,349
Issued in reinvestment of distributions	1,559,530	12,757,554	10,169,781	79,572,664
Redeemed	(9,324,961)	(76,495,729)	(24,790,535)	(192,806,520)
	(5,662,616)	(46,533,991)	(9,378,657)	(72,232,507)
I Class/Shares Authorized	600,000,000		600,000,000
Sold	3,275,324	26,700,635	7,387,049	57,802,245
Issued in reinvestment of distributions	762,915	6,260,593	4,391,112	34,452,515
Redeemed	(4,967,878)	(41,094,131)	(8,691,773)	(68,530,520)
	(929,639)	(8,132,903)	3,086,388	23,724,240
Y Class/Shares Authorized	130,000,000		130,000,000
Sold	3,968,460	31,920,863	4,888,200	38,257,817
Issued in reinvestment of distributions	227,078	1,864,930	1,062,523	8,337,867
Redeemed	(4,045,697)	(33,845,496)	(5,027,130)	(39,562,602)
	149,841	(59,703)	923,593	7,033,082
A Class/Shares Authorized	60,000,000		60,000,000
Sold	256,457	2,091,133	1,175,483	9,093,958
Issued in reinvestment of distributions	64,285	523,635	484,240	3,783,183
Redeemed	(1,369,788)	(11,280,442)	(1,570,300)	(12,274,387)
	(1,049,046)	(8,665,674)	89,423	602,754
C Class/Shares Authorized	20,000,000		20,000,000
Sold	20,575	163,310	22,787	171,545
Issued in reinvestment of distributions	4,675	37,062	54,394	413,877
Redeemed	(118,719)	(939,678)	(466,493)	(3,537,226)
	(93,469)	(739,306)	(389,312)	(2,951,804)
R Class/Shares Authorized	325,000,000		325,000,000
Sold	285,270	2,300,765	1,616,610	12,638,959
Issued in reinvestment of distributions	253,605	2,070,666	1,955,733	15,295,419
Redeemed	(1,917,468)	(15,739,070)	(4,554,992)	(35,368,982)
	(1,378,593)	(11,367,639)	(982,649)	(7,434,604)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	19,717	159,718	51,257	402,205
Issued in reinvestment of distributions	2,587	20,598	25,382	199,167
Redeemed	(388,637)	(3,273,582)	(50,723)	(397,957)
	(366,333)	(3,093,266)	25,916	203,415
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	2,349,105	19,394,746	2,034,745	16,018,790
Issued in reinvestment of distributions	151,666	1,247,682	793,381	6,225,985
Redeemed	(1,243,073)	(10,235,192)	(2,216,100)	(17,429,917)
	1,257,698	10,407,236	612,026	4,814,858
Net increase (decrease)	(8,072,157)	$(68,185,246)	(6,013,272)	$(46,240,566)

12

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$53,458,551	—
Building Products	—	11,399,576	—
Chemicals	—	11,817,412	—
Consumer Staples Distribution & Retail	$19,642,205	27,358,598	—
Household Products	23,398,657	15,990,490	—
Industrial Conglomerates	—	15,604,005	—
Machinery	24,568,151	15,567,886	—
Oil, Gas and Consumable Fuels	128,572,565	44,532,066	—
Paper and Forest Products	—	10,566,853	—
Personal Care Products	23,423,242	31,139,672	—
Pharmaceuticals	144,558,576	42,498,478	—
Semiconductors and Semiconductor Equipment	43,532,059	11,970,314	—
Other Industries	1,485,919,871	—	—
Short-Term Investments	25,131,034	56,676,297	—
	$1,918,746,360	$348,580,198	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$332,219	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $258,490,277.

The value of foreign currency risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $332,219 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2024, the effect of foreign
13

currency risk derivative instruments on the Statement of Operations was $(5,616,931) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,296,336) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,713,102,521
Gross tax appreciation of investments	$584,623,495
Gross tax depreciation of investments	(30,399,458)
Net tax appreciation (depreciation) of investments	$554,224,037

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.28	0.09	0.33	0.42	(0.10)	—	(0.10)	$8.60	5.08%	0.97%	0.98%	2.20%	2.19%	22%	$1,191,746
2024	$7.77	0.17	0.92	1.09	(0.17)	(0.41)	(0.58)	$8.28	14.62%	1.01%	1.02%	2.18%	2.17%	35%	$1,194,845
2023	$9.16	0.16	(0.38)	(0.22)	(0.16)	(1.01)	(1.17)	$7.77	(2.23)%	1.02%	1.02%	1.95%	1.95%	42%	$1,193,571
2022	$9.32	0.14	0.94	1.08	(0.15)	(1.09)	(1.24)	$9.16	12.26%	1.01%	1.01%	1.52%	1.52%	41%	$1,309,198
2021	$5.92	0.14	3.55	3.69	(0.15)	(0.14)	(0.29)	$9.32	63.17%	1.00%	1.00%	1.88%	1.88%	53%	$1,550,992
2020	$8.10	0.15	(1.60)	(1.45)	(0.14)	(0.59)	(0.73)	$5.92	(19.92)%	1.00%	1.00%	1.90%	1.90%	46%	$1,373,039
I Class
2024(3)	$8.31	0.10	0.31	0.41	(0.10)	—	(0.10)	$8.62	5.04%	0.77%	0.78%	2.40%	2.39%	22%	$522,085
2024	$7.79	0.19	0.93	1.12	(0.19)	(0.41)	(0.60)	$8.31	14.95%	0.81%	0.82%	2.38%	2.37%	35%	$510,614
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.03)%	0.82%	0.82%	2.15%	2.15%	42%	$454,802
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.44%	0.81%	0.81%	1.72%	1.72%	41%	$520,321
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$529,024
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	0.80%	2.10%	2.10%	46%	$152,349
Y Class
2024(3)	$8.31	0.10	0.32	0.42	(0.11)	—	(0.11)	$8.62	5.12%	0.62%	0.63%	2.55%	2.54%	22%	$130,649
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$124,612
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$109,655
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$128,721
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$120,607
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.60)%	0.65%	0.65%	2.25%	2.25%	46%	$44,963
A Class
2024(3)	$8.27	0.08	0.31	0.39	(0.08)	—	(0.08)	$8.58	4.83%	1.22%	1.23%	1.95%	1.94%	22%	$52,956
2024	$7.75	0.15	0.93	1.08	(0.15)	(0.41)	(0.56)	$8.27	14.51%	1.26%	1.27%	1.93%	1.92%	35%	$59,682
2023	$9.15	0.14	(0.39)	(0.25)	(0.14)	(1.01)	(1.15)	$7.75	(2.58)%	1.27%	1.27%	1.70%	1.70%	42%	$55,295
2022	$9.31	0.12	0.93	1.05	(0.12)	(1.09)	(1.21)	$9.15	12.00%	1.26%	1.26%	1.27%	1.27%	41%	$69,880
2021	$5.92	0.12	3.54	3.66	(0.13)	(0.14)	(0.27)	$9.31	62.58%	1.25%	1.25%	1.63%	1.63%	53%	$66,639
2020	$8.09	0.13	(1.59)	(1.46)	(0.12)	(0.59)	(0.71)	$5.92	(20.01)%	1.25%	1.25%	1.65%	1.65%	46%	$49,497

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$8.05	0.05	0.31	0.36	(0.05)	—	(0.05)	$8.36	4.56%	1.97%	1.98%	1.20%	1.19%	22%	$5,597
2024	$7.56	0.09	0.90	0.99	(0.09)	(0.41)	(0.50)	$8.05	13.59%	2.01%	2.02%	1.18%	1.17%	35%	$6,145
2023	$8.95	0.08	(0.38)	(0.30)	(0.08)	(1.01)	(1.09)	$7.56	(3.28)%	2.02%	2.02%	0.95%	0.95%	42%	$8,718
2022	$9.13	0.05	0.91	0.96	(0.05)	(1.09)	(1.14)	$8.95	11.15%	2.01%	2.01%	0.52%	0.52%	41%	$9,886
2021	$5.81	0.07	3.46	3.53	(0.07)	(0.14)	(0.21)	$9.13	61.27%	2.00%	2.00%	0.88%	0.88%	53%	$9,212
2020	$7.95	0.07	(1.56)	(1.49)	(0.06)	(0.59)	(0.65)	$5.81	(20.58)%	2.00%	2.00%	0.90%	0.90%	46%	$10,340
R Class
2024(3)	$8.27	0.07	0.32	0.39	(0.07)	—	(0.07)	$8.59	4.82%	1.47%	1.48%	1.70%	1.69%	22%	$234,758
2024	$7.76	0.13	0.92	1.05	(0.13)	(0.41)	(0.54)	$8.27	14.06%	1.51%	1.52%	1.68%	1.67%	35%	$237,549
2023	$9.15	0.12	(0.38)	(0.26)	(0.12)	(1.01)	(1.13)	$7.76	(2.72)%	1.52%	1.52%	1.45%	1.45%	42%	$230,445
2022	$9.31	0.10	0.93	1.03	(0.10)	(1.09)	(1.19)	$9.15	11.70%	1.51%	1.51%	1.02%	1.02%	41%	$254,460
2021	$5.92	0.10	3.54	3.64	(0.11)	(0.14)	(0.25)	$9.31	62.15%	1.50%	1.50%	1.38%	1.38%	53%	$237,129
2020	$8.10	0.11	(1.60)	(1.49)	(0.10)	(0.59)	(0.69)	$5.92	(20.31)%	1.50%	1.50%	1.40%	1.40%	46%	$146,876
R5 Class
2024(3)	$8.30	0.10	0.32	0.42	(0.10)	—	(0.10)	$8.62	5.17%	0.77%	0.78%	2.40%	2.39%	22%	$9
2024	$7.79	0.19	0.92	1.11	(0.19)	(0.41)	(0.60)	$8.30	14.81%	0.81%	0.82%	2.38%	2.37%	35%	$3,051
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.01)%	0.82%	0.82%	2.15%	2.15%	42%	$2,659
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.45%	0.81%	0.81%	1.72%	1.72%	41%	$2,618
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$2,281
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	0.80%	2.10%	2.10%	46%	$1,324
R6 Class
2024(3)	$8.31	0.10	0.33	0.43	(0.11)	—	(0.11)	$8.63	5.24%	0.62%	0.63%	2.55%	2.54%	22%	$107,399
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$92,998
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$82,438
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$107,011
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$93,724
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.59)%	0.65%	0.65%	2.25%	2.25%	46%	$120,598

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee such that the Investor Class management fee not exceed 0.967% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90807 2411

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2024